UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Ryan M. Louvar, Vice President and Senior Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-3909

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Item 1. Shareholder Report.

STATE STREET MASTER FUNDS

ANNUAL REPORT

December 31, 2012

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE

As an interestholder of the below listed (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2012 to December 31, 2012.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2012

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period*

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,001.30	$0.30

Tax Free Money Market Portfolio	$1,000.00	$1,000.10	$0.55

U.S. Government Money Market Portfolio	$1,000.00	$1,000.50	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,000.10	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,000.40	$0.40

State Street Market Fund (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.83	$0.31

Tax Free Money Market Portfolio	$1,000.00	$1,024.58	$0.56

U.S. Government Money Market Portfolio	$1,000.00	$1,024.78	$0.36

Treasury Money Market Portfolio	$1,000.00	$1,024.78	$0.36

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.73	$0.41

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized expense ratio for the six period month ended December 31, 2012 was as follows:

Money Market Portfolio	0.06%
Tax Free Money Market Portfolio	0.11%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.07%
Treasury Plus Money Market Portfolio	0.08%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2012
Certificates of Deposit	45.7%
Government Agency Repurchase Agreements	16.7
Financial Company Commercial Paper	16.2
Asset Backed Commercial Paper	8.9
Treasury Repurchase Agreements	5.0
Time Deposits	3.9
Other Notes	2.5
Treasury Debt	0.6
Government Agency Debt	0.5
Total	100.0%

Maturity Ladder*	December 31, 2012
Overnight (1 Day)	23.9%
2-30 Days	21.9
31-60 Days	21.2
61-90 Days	15.1
Over 90 Days	17.9
Total	100.0%
Average days to maturity	32
Weighted average life	46

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 8.9%
Alpine Securitization Corp.(a)(b)	0.249%	01/09/2013	01/09/2013	$100,000,000	$99,994,556
Aspen Funding Corp.(a)(b)	0.304%	01/17/2013	01/17/2013	75,000,000	74,990,000
Cancara Asset Securitization LLC(b)(c)	0.250%	01/23/2013	01/23/2013	275,000,000	274,957,986
Collateralized Commercial Paper Co. LLC(b)	0.371%	03/01/2013	03/01/2013	240,000,000	239,854,467
Gemini Securitization Corp. LLC(a)(b)	0.304%	01/17/2013	01/17/2013	75,000,000	74,990,000
Gemini Securitization Corp. LLC(a)(b)	0.304%	01/24/2013	01/24/2013	150,000,000	149,971,250
Kells Funding LLC(b)(c)	0.518%	01/18/2013	01/18/2013	75,000,000	74,981,937
Kells Funding LLC(b)(c)	0.518%	01/22/2013	01/22/2013	120,000,000	119,964,300
Kells Funding LLC(b)(c)	0.327%	02/05/2013	02/05/2013	300,000,000	299,903,750
Kells Funding LLC(b)(c)	0.324%	03/21/2013	03/21/2013	50,000,000	49,962,694
Kells Funding LLC(b)(c)	0.326%	03/21/2013	03/21/2013	75,000,000	74,944,042
Kells Funding LLC(b)(c)	0.317%	03/28/2013	03/28/2013	50,000,000	49,960,583
Kells Funding LLC(b)(c)	0.325%	03/28/2013	03/28/2013	50,000,000	49,959,389
Kells Funding LLC(b)(c)	0.312%	04/05/2013	04/05/2013	150,000,000	149,874,667
Kells Funding LLC(b)(c)	0.389%	04/08/2013	04/08/2013	250,000,000	249,730,555
Newport Funding Corp.(a)(b)	0.304%	01/24/2013	01/24/2013	80,000,000	79,984,667
Northern Pines Funding LLC(b)(c)	0.355%	01/22/2013	01/22/2013	59,000,000	58,987,954
Northern Pines Funding LLC(b)(c)	0.315%	03/12/2013	03/12/2013	200,000,000	199,879,444
Ridgefield Funding Co.(b)(c)	0.800%	01/09/2013	01/09/2013	80,000,000	79,985,778

TOTAL ASSET BACKED COMMERCIAL PAPER					2,452,878,019

FINANCIAL COMPANY COMMERCIAL PAPER – 16.2%
BNP Paribas(b)	0.650%	02/11/2013	02/11/2013	182,000,000	181,865,269
DNB Bank ASA(a)(d)	0.362%	01/28/2013	01/28/2013	400,000,000	400,000,000
DNB Bank ASA(a)(d)	0.360%	01/07/2013	07/05/2013	250,000,000	250,000,000
General Electric Capital Corp.(b)	0.230%	01/18/2013	01/18/2013	88,000,000	87,990,442
General Electric Capital Corp.(b)	0.244%	02/25/2013	02/25/2013	14,000,000	13,994,867
HSBC Bank PLC(a)(d)	0.323%	01/07/2013	02/07/2013	105,000,000	105,000,000
HSBC Bank PLC(a)(d)	0.393%	01/09/2013	07/09/2013	95,000,000	95,000,000
JPMorgan Chase & Co.(d)	0.353%	01/07/2013	03/07/2013	200,000,000	200,000,000
JPMorgan Chase & Co.(d)	0.293%	01/08/2013	04/08/2013	170,000,000	170,000,000
JPMorgan Chase & Co.(d)	0.301%	01/22/2013	04/22/2013	250,000,000	250,000,000
Nationwide Building Society(a)(b)	0.457%	03/04/2013	03/04/2013	80,000,000	79,938,000
Nationwide Building Society(a)(b)	0.386%	03/22/2013	03/22/2013	75,000,000	74,936,667
Nationwide Building Society(a)(b)	0.386%	04/03/2013	04/03/2013	170,000,000	169,834,911
Nordea Bank AB(b)	0.233%	02/05/2013	02/05/2013	300,000,000	299,932,917
Nordea Bank AB(b)	0.233%	02/07/2013	02/07/2013	300,000,000	299,929,083
Nordea Bank AB(b)	0.233%	02/08/2013	02/08/2013	100,000,000	99,975,722
Nordea Bank AB(b)	0.233%	02/11/2013	02/11/2013	350,000,000	349,908,319
NRW Bank(a)(b)	0.213%	01/25/2013	01/25/2013	112,000,000	111,984,320
NRW Bank(a)(b)	0.213%	01/28/2013	01/28/2013	135,000,000	134,978,738

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Skandinaviska Enskilda Banken AB(a)(b)	0.351%	04/19/2013	04/19/2013	$220,000,000	$219,769,000
Sumitomo Mitsui Banking Corp.(a)(b)	0.289%	02/07/2013	02/07/2013	150,000,000	149,956,063
Sumitomo Mitsui Banking Corp.(a)(b)	0.269%	02/15/2013	02/15/2013	250,000,000	249,917,187
Sumitomo Mitsui Banking Corp.(a)(b)	0.264%	02/20/2013	02/20/2013	200,000,000	199,927,778
Swedbank AB(b)	0.284%	02/11/2013	02/11/2013	100,000,000	99,968,111
Toyota Motor Credit Corp.(b)	0.270%	01/02/2013	01/02/2013	35,300,000	35,299,735
Toyota Motor Credit Corp.(b)	0.274%	01/24/2013	01/24/2013	35,600,000	35,593,859
Toyota Motor Credit Corp.(b)	0.274%	01/28/2013	01/28/2013	50,600,000	50,589,754
Toyota Motor Credit Corp.(b)	0.244%	02/20/2013	02/20/2013	46,000,000	45,984,667

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,462,275,409

CERTIFICATES OF DEPOSIT – 45.7%
Bank of Montreal	0.230%	03/21/2013	03/21/2013	300,000,000	300,000,000
Bank of Nova Scotia(d)	0.253%	01/07/2013	03/06/2013	300,000,000	300,000,000
Bank of Nova Scotia(d)	0.273%	01/07/2013	06/06/2013	335,000,000	335,000,000
Bank of Tokyo – Mitsubishi	0.300%	02/04/2013	02/04/2013	250,000,000	250,001,180
Bank of Tokyo – Mitsubishi	0.260%	02/12/2013	02/12/2013	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi	0.270%	03/06/2013	03/06/2013	600,000,000	600,000,000
Barclays Bank(d)	0.730%	01/22/2013	02/19/2013	200,000,000	200,000,000
Barclays Bank(d)	0.723%	01/07/2013	03/06/2013	200,000,000	200,000,000
Barclays Bank(d)	0.551%	01/22/2013	03/22/2013	300,000,000	300,000,000
Barclays Bank	0.450%	06/10/2013	06/10/2013	400,000,000	400,000,000
BNP Paribas	0.630%	02/11/2013	02/11/2013	80,000,000	80,000,000
Canadian Imperial Bank of Commerce(d)	0.295%	01/05/2013	06/05/2013	195,000,000	195,000,000
Credit Suisse	0.330%	02/12/2013	02/12/2013	600,000,000	600,000,000
Credit Suisse(d)	0.310%	01/28/2013	03/26/2013	235,000,000	235,000,000
Credit Suisse	0.270%	04/29/2013	04/29/2013	200,000,000	200,000,000
Deutsche Bank AG	0.230%	01/23/2013	01/23/2013	600,000,000	600,000,000
ING Bank NV	0.590%	02/15/2013	02/15/2013	300,000,000	300,000,000
ING Bank NV	0.410%	04/04/2013	04/04/2013	350,000,000	350,000,000
ING Bank NV	0.410%	04/05/2013	04/05/2013	350,000,000	350,000,000
Lloyds TSB Bank	0.250%	01/02/2013	01/02/2013	125,000,000	125,000,000
Lloyds TSB Bank	0.250%	01/14/2013	01/14/2013	119,000,000	119,000,000
Lloyds TSB Bank	0.250%	01/23/2013	01/23/2013	218,000,000	218,000,000
Lloyds TSB Bank	0.290%	03/06/2013	03/06/2013	376,000,000	376,000,000
National Australia Bank Ltd.(d)	0.315%	01/04/2013	02/04/2013	300,000,000	300,000,000
Nordea Bank AB	0.240%	02/22/2013	02/22/2013	100,000,000	100,000,000
Norinchukin Bank	0.170%	01/04/2013	01/04/2013	275,000,000	275,000,000
Rabobank Nederland NV	0.459%	01/02/2013	01/02/2013	225,000,000	225,000,000
Rabobank Nederland NV	0.454%	01/04/2013	01/04/2013	500,000,000	500,000,000
Rabobank Nederland NV	0.410%	01/28/2013	01/28/2013	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
Rabobank Nederland NV(d)	0.385%	01/25/2013	07/25/2013	$65,000,000	$65,000,000
Rabobank Nederland NV(d)	0.395%	01/25/2013	07/25/2013	165,000,000	165,000,000
Royal Bank of Canada(d)	0.360%	02/11/2013	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada(d)	0.362%	02/27/2013	08/27/2013	67,500,000	67,500,000
Skandinaviska Enskilda Banken AB(d)	0.425%	01/04/2013	04/04/2013	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB	0.340%	04/12/2013	04/12/2013	470,000,000	470,000,000
Sumitomo Mitsui Banking Corp.	0.330%	01/17/2013	01/17/2013	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.	0.290%	02/04/2013	02/04/2013	300,000,000	300,000,000
Svenska Handelsbanken AB	0.255%	01/02/2013	01/02/2013	175,000,000	175,000,000
Svenska Handelsbanken AB	0.240%	01/17/2013	01/17/2013	121,000,000	121,000,000
Svenska Handelsbanken AB	0.240%	02/06/2013	02/06/2013	161,000,000	161,000,000
Svenska Handelsbanken AB	0.245%	02/14/2013	02/14/2013	50,000,000	50,000,305
Svenska Handelsbanken AB	0.260%	02/14/2013	02/14/2013	104,000,000	104,000,000
Swedbank AB	0.440%	02/04/2013	02/04/2013	278,000,000	278,000,000
Toronto Dominion Bank	0.200%	01/10/2013	01/10/2013	250,000,000	250,000,000
Toronto Dominion Bank(d)	0.313%	02/04/2013	02/04/2013	61,500,000	61,500,000
Toronto Dominion Bank	0.240%	03/20/2013	03/20/2013	100,000,000	100,000,000
UBS AG	0.240%	03/28/2013	03/28/2013	330,000,000	330,000,000
UBS AG(d)	0.344%	01/02/2013	05/01/2013	270,000,000	270,000,000

TOTAL CERTIFICATES OF DEPOSIT					12,561,001,485

OTHER NOTES – 2.5%
Bank of America NA	0.310%	01/14/2013	01/14/2013	250,000,000	250,000,000
Bank of America NA	0.300%	03/12/2013	03/12/2013	390,000,000	390,000,000
Toyota Motor Credit Corp.(d)	0.361%	03/11/2013	09/09/2013	45,860,000	45,860,000

TOTAL OTHER NOTES					685,860,000

TIME DEPOSITS – 3.9%
Bank of Montreal	0.080%	01/02/2013	01/02/2013	280,000,000	280,000,000
Bank of Nova Scotia	0.030%	01/02/2013	01/02/2013	600,000,000	600,000,000
BNP Paribas	0.010%	01/02/2013	01/02/2013	47,267,000	47,267,000
Royal Bank of Canada	0.050%	01/02/2013	01/02/2013	150,000,000	150,000,000

TOTAL TIME DEPOSITS					1,077,267,000

GOVERNMENT AGENCY DEBT – 0.5%
Federal Home Loan Mortgage Corp.(b)	0.159%	02/11/2013	02/11/2013	142,000,000	141,974,124

TREASURY DEBT – 0.6%
U.S. Treasury Note(b)	0.155%	01/15/2013	01/15/2013	170,000,000	170,078,818

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 16.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2012 (collateralized by Federal Home Loan Mortgage Corporations, 1.375% – 3.720% due 02/25/2014 – 02/27/2032, and Federal National Mortgage Associations, 0.480% – 5.375% due 06/26/2013 – 05/11/2017, valued at $102,000,029); expected proceeds $100,002,917	0.150%	01/02/2013	01/02/2013	$100,000,000	$100,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.500% due 04/01/2027 – 06/01/2041, Federal National Mortgage Associations, 2.500% – 5.500% due 09/01/2022 – 11/01/2042, and a Government National Mortgage Association, 3.500% due 09/20/2041, valued at $204,132,888); expected proceeds $200,007,000	0.180%	01/03/2013	01/03/2013	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.500% due 06/01/2025 – 11/01/2042, and Federal National Mortgage Associations, 2.500% – 5.000% due 12/01/2025 – 12/01/2042, valued at $741,540,000); expected proceeds $727,008,886	0.220%	01/02/2013	01/02/2013	727,000,000	727,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2012 (collateralized by Federal National Mortgage Associations, 3.000% – 5.500% due 03/01/2026 – 10/01/2042, valued at $127,673,817); expected proceeds $125,004,861	0.200%	01/02/2013	01/02/2013	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/26/2012 (collateralized by Government National Mortgage Associations, 2.500% – 3.500% due 08/20/2042 – 12/20/2042, valued at $112,200,001); expected proceeds $110,004,706	0.220%	01/02/2013	01/02/2013	110,000,000	110,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/27/2012 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.000% due 12/01/2025 – 12/01/2042, and Federal National Mortgage Associations, 2.500% – 6.500% due 08/01/2020 – 01/01/2043, valued at $357,000,001); expected proceeds $350,014,972	0.220%	01/03/2013	01/03/2013	$350,000,000	$350,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 01/01/2027 – 12/01/2042, and Federal National Mortgage Associations, 2.500% – 6.500% due 11/01/2022 – 12/01/2042, valued at $459,000,001); expected proceeds $450,019,250	0.220%	01/04/2013	01/04/2013	450,000,000	450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% due 06/10/2013 – 06/24/2013, and a Federal National Mortgage Association, 6.625% due 11/15/2030, valued at $239,700,549); expected proceeds $235,003,656	0.280%	01/02/2013	01/02/2013	235,000,000	235,000,000
Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2012 (collateralized by Federal National Mortgage Associations, 4.000% – 5.500% due 05/01/2025 – 11/01/2040, valued at $153,001,390); expected proceeds $150,001,583	0.190%	01/02/2013	01/02/2013	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/26/2012 (collateralized by Federal National Mortgage Associations, 2.000% – 12.000% due 9/01/2013 – 01/01/2049, valued at $204,002,810); expected proceeds $200,007,778	0.200%	01/02/2013	01/02/2013	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 02/01/2041 – 11/01/2042, and Federal National Mortgage Associations, 3.000% – 4.500% due 07/01/2026 –01/01/2043, valued at $858,840,000); expected proceeds $842,009,356	0.200%	01/02/2013	01/02/2013	$842,000,000	$842,000,000
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal National Mortgage Associations, 3.000% – 5.000% due 12/01/2025 – 12/01/2042, valued at $760,920,001); expected proceeds $746,010,361	0.250%	01/02/2013	01/02/2013	746,000,000	746,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 10.500% due 03/01/2015 – 12/01/2042, Federal National Mortgage Associations, 2.500% – 11.500% due 05/01/2013 – 01/01/2043, and Government National Mortgage Associations, 2.500% – 9.500% due 06/20/2013 – 12/15/2042, valued at $357,000,001); expected proceeds $350,003,500	0.180%	01/02/2013	01/02/2013	350,000,000	350,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,585,000,000

TREASURY REPURCHASE AGREEMENTS – 5.0%
Agreement with Barclays Capital, Inc., dated 12/31/2012 (collateralized by U.S. Treasury Notes, 4.500% – 4.625% due 08/15/2039 – 02/15/2040, valued at $816,437,504); expected proceeds $800,008,889	0.200%	01/02/2013	01/02/2013	800,000,000	800,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 1.625% due 08/15/2022, valued at $331,500,090); expected proceeds $325,003,611	0.200%	01/02/2013	01/02/2013	325,000,000	325,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by U.S. Treasury Strips, 1.500% – 2.625% due 07/31/2016 – 11/15/2020, valued at $244,800,036); expected proceeds $240,002,400	0.180%	01/02/2013	01/02/2013	$240,000,000	$240,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,365,000,000

TOTAL INVESTMENTS(e) – 100.0%					27,501,334,855
Other Assets in Excess of Liabilities – 0.0%(f)					7,427,044

NET ASSETS – 100.0%					$27,508,761,899

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,721,173,137 or 9.89% of net assets as of December 31, 2012.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,733,093,079 or 6.30% of net assets as of December 31, 2012.

(d)	Variable Rate Security—Interest rate shown is rate in effect as of December 31, 2012.

(e)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(f)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2012
Cash/Money Market Fund	38.5%
General Obligations	13.5
Transportation	12.1
Education	10.0
Health	9.9
Housing	7.4
Water	2.4
Pollution	2.3
Power	1.8
Development	0.8
Industrial Revenue/Pollution Control Revenue	0.7
Tax and Revenue Anticipation Note	0.4
Stadium	0.2
Total	100.0%

Maturity Ladder*	December 31, 2012
Overnight (1 Day)	38.5%
2-30 Days	61.5
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	0.0
Total	100.0%
Average days to maturity	5
Weighted average life	5

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – 61.5%
California – 5.9%
Bay Area Toll Authority, Revenue Bonds, Series A, RMKT 08/28/08, LOC: Barclays Bank PLC(a)	0.110%	01/07/2013	01/07/2013	$5,000,000	$5,000,000
Bay Area Toll Authority, San Francisco Bay Area Revenue Bonds, Series E-1, LOC: Bank of Tokyo Mitsubishi UFJ(a)	0.100%	01/07/2013	01/07/2013	7,680,000	7,680,000
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.120%	01/07/2013	01/07/2013	1,500,000	1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.120%	01/07/2013	01/07/2013	3,060,000	3,060,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.120%	01/07/2013	01/07/2013	1,000,000	1,000,000
Los Angeles Department of Water & Power, Revenue Bonds, Subseries B-5, SPA: Royal Bank of Canada(a)	0.100%	01/07/2013	01/07/2013	5,000,000	5,000,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-4, SPA: Wells Fargo Bank N.A.(a)	0.120%	01/07/2013	01/07/2013	4,000,000	4,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.100%	01/07/2013	01/07/2013	2,500,000	2,500,000

					29,740,000

Colorado – 4.2%
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series B, LOC: U.S. Bank N.A.(a)	0.110%	01/07/2013	01/07/2013	2,580,000	2,580,000
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series C, LOC: Wells Fargo Bank N.A.(a)	0.120%	01/07/2013	01/07/2013	2,900,000	2,900,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.130%	01/07/2013	01/07/2013	3,890,000	3,890,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC(a)	0.140%	01/07/2013	01/07/2013	3,065,000	3,065,000
Denver City & County Colorado COP, Series A2, SPA: JP Morgan Chase Bank(a)	0.130%	01/07/2013	01/07/2013	5,350,000	5,350,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.150%	01/07/2013	01/07/2013	3,700,000	3,700,000

					21,485,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – 3.8%
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.130%	01/07/2013	01/07/2013	$6,100,000	$6,100,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries A-1, SPA: JP Morgan Chase Bank N.A.(a)	0.130%	01/07/2013	01/07/2013	2,150,000	2,150,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ(a)	0.120%	01/07/2013	01/07/2013	3,000,000	3,000,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.120%	01/07/2013	01/07/2013	8,000,000	8,000,000

					19,250,000

Delaware – 2.2%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.100%	01/07/2013	01/07/2013	6,900,000	6,900,000
University of Delaware, Revenue Bonds, Series B, SPA: Bank of America N.A.(a)	0.150%	01/07/2013	01/07/2013	4,160,000	4,160,000

					11,060,000

Florida – 0.8%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.110%	01/07/2013	01/07/2013	4,305,000	4,305,000

Georgia – 0.7%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.140%	01/07/2013	01/07/2013	3,600,000	3,600,000

Indiana – 0.4%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.150%	01/07/2013	01/07/2013	2,000,000	2,000,000

Kansas – 2.4%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC(a)	0.100%	01/07/2013	01/07/2013	5,435,000	5,435,000
Kansas State Department of Transportation, Revenue Bonds, Series C-2, SPA: JP Morgan Chase Bank N.A.(a)	0.140%	01/07/2013	01/07/2013	7,000,000	7,000,000

					12,435,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Maryland – 0.9%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.130%	01/07/2013	01/07/2013	$3,670,000	$3,670,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking(a)	0.110%	01/07/2013	01/07/2013	800,000	800,000

					4,470,000

Massachusetts – 3.3%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.150%	01/07/2013	01/07/2013	8,000,000	8,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-1, INS: Government Commonwealth, SPA: TD Bank N.A.(a)	0.110%	01/07/2013	01/07/2013	2,000,000	2,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-5, SPA: Barclays Bank PLC(a)	0.120%	01/07/2013	01/07/2013	5,000,000	5,000,000
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A.(a)	0.110%	01/07/2013	01/07/2013	2,000,000	2,000,000

					17,000,000

Michigan – 2.6%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company(a)	0.090%	01/07/2013	01/07/2013	13,000,000	13,000,000

Minnesota – 1.6%
City of Rochester, Revenue Bonds, Mayo Clinic, Series B, SPA: Northern Trust Company(a)	0.140%	01/07/2013	01/07/2013	8,250,000	8,250,000

Missouri – 3.1%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, BJC Health System, Series A, SPA: U.S. Bank N.A.(a)	0.110%	01/07/2013	01/07/2013	9,200,000	9,200,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08(a)	0.110%	01/07/2013	01/07/2013	6,385,000	6,385,000

					15,585,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
New Hampshire – 2.1%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.110%	01/07/2013	01/07/2013	$5,500,000	$5,500,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.150%	01/07/2013	01/07/2013	5,375,000	5,375,000

					10,875,000

New Jersey – 0.2%
Rutgers State University of New Jersey, Revenue Bonds, Series A, INS: Government of University, SPA: TD Bank N.A.(a)	0.120%	01/07/2013	01/07/2013	1,000,000	1,000,000

New York – 5.8%
City of New York, GO Unlimited, Fiscal 2008, Subseries J-9, SPA: Bank of Nova Scotia(a)	0.100%	01/07/2013	01/07/2013	7,530,000	7,530,000
City of New York, GO Unlimited, Subseries C-3A, RMKT 10/28/10, LIQ: Bank of Nova Scotia(a)	0.110%	01/07/2013	01/07/2013	3,000,000	3,000,000
City of New York, GO Unlimited, Subseries C4, RMKT 10/28/10, LOC: Bank of Tokyo Mitsubishi UFJ(a)	0.120%	01/07/2013	01/07/2013	4,000,000	4,000,000
City of New York, Housing Development Corp., Revenue Bonds, Related-Carnegie Park, Series A, INS: FNMA, LIQ: FNMA(a)	0.100%	01/07/2013	01/07/2013	1,500,000	1,500,000
Metropolitan Transportation Authority, Revenue Bonds, Subseries B-1, LOC: Bank of Nova Scotia(a)	0.110%	01/07/2013	01/07/2013	3,560,000	3,560,000
New York State Dormitory Authority Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.120%	01/07/2013	01/07/2013	2,085,000	2,085,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.120%	01/07/2013	01/07/2013	3,550,000	3,550,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.130%	01/07/2013	01/07/2013	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A.(a)	0.130%	01/07/2013	01/07/2013	3,000,000	3,000,000

					29,525,000

North Carolina – 7.3%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.110%	01/07/2013	01/07/2013	5,250,000	5,250,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – (continued)
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.140%	01/07/2013	01/07/2013	$1,850,000	$1,850,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.150%	01/07/2013	01/07/2013	3,100,000	3,100,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.130%	01/07/2013	01/07/2013	6,370,000	6,370,000
County of Union, GO Unlimited, Series A, SPA: Wells Fargo Bank N.A.(a)	0.140%	01/07/2013	01/07/2013	1,700,000	1,700,000
County of Union, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.140%	01/07/2013	01/07/2013	1,695,000	1,695,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.140%	01/07/2013	01/07/2013	3,000,000	3,000,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.140%	01/07/2013	01/07/2013	1,800,000	1,800,000
State of North Carolina, GO Unlimited, Public Improvement, Series F, SPA: Landesbank Hessen-Thuringen(a)	0.120%	01/07/2013	01/07/2013	1,000,000	1,000,000
State of North Carolina, GO Unlimited, Public Improvement, Series G, SPA: Landesbank Hessen-Thuringen(a)	0.130%	01/07/2013	01/07/2013	8,500,000	8,500,000
University of North Carolina at Chapel Hill, Revenue Bonds, Series B, SPA: Wells Fargo Bank N.A.(a)	0.140%	01/07/2013	01/07/2013	2,800,000	2,800,000

					37,065,000

Ohio – 1.7%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.110%	01/07/2013	01/07/2013	8,600,000	8,600,000

Oregon – 3.0%
Oregon State Facilities Authority, Revenue Bonds, Series A, PeaceHealth, LOC: U.S. Bank N.A.(a)	0.110%	01/07/2013	01/07/2013	3,915,000	3,915,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.140%	01/07/2013	01/07/2013	6,100,000	6,100,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 85, SPA: U.S. Bank N.A.(a)	0.130%	01/07/2013	01/07/2013	5,050,000	5,050,000

					15,065,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Pennsylvania – 0.3%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.110%	01/07/2013	01/07/2013	$1,325,000	$1,325,000

Rhode Island – 1.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.140%	01/07/2013	01/07/2013	6,645,000	6,645,000

South Carolina – 0.8%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A.(a)	0.150%	01/07/2013	01/07/2013	3,960,000	3,960,000

Texas – 0.8%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.150%	01/07/2013	01/07/2013	2,245,000	2,245,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Scott White Memorial, Series B, LOC: U.S. Bank N.A.(a)	0.110%	01/07/2013	01/07/2013	2,000,000	2,000,000

					4,245,000

Utah – 2.5%
Utah Transit Authority, Sales Tax Revenue, Subseries B, LOC: BNP Paribas(a)	0.120%	01/07/2013	01/07/2013	12,790,000	12,790,000

Virginia – 1.0%
Fairfax County Industrial Development Authority, Revenue Bonds, Inova Health System, Series A-1, SPA: TD Bank N.A.(a)	0.110%	01/07/2013	01/07/2013	5,145,000	5,145,000

Washington – 1.9%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.150%	01/07/2013	01/07/2013	1,700,000	1,700,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.120%	01/07/2013	01/07/2013	8,000,000	8,000,000

					9,700,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
West Virginia – 0.6%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.130%	01/07/2013	01/07/2013	$3,000,000	$3,000,000

Wisconsin – 0.3%
Wisconsin State Health & Educational Facility Authority, Revenue Bonds, RMKT: 10/07/09, LOC: JP Morgan Chase Bank N.A.(a)	0.120%	01/07/2013	01/07/2013	1,500,000	1,500,000

TOTAL VARIABLE RATE DEMAND NOTES					312,620,000

				Shares	Market Value
INVESTMENT COMPANY – 38.5%
Dreyfus Tax Exempt Cash Management Fund(b)				195,918,940	195,918,940

TOTAL INVESTMENTS(c) – 100.0%					508,538,940
Liabilities in Excess of Assets – (0.00)%					(18,400)

NET ASSETS – 100.0%					$508,520,540

(a)	Variable Rate Security – Interest rate is in effect as of December 31, 2012.

(b)	Value determined based on Level 1 inputs. (Note 2)

(c)	Unless noted otherwise, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2012
Government Agency Debt	60.7%
Government Agency Repurchase Agreements	15.6
Treasury Repurchase Agreements	15.4
Treasury Debt	4.7
Other Assets in Excess of Liabilities	3.6
Total	100.0%

Maturity Ladder*	December 31, 2012
Overnight (1 Day)	32.3%
2-30 Days	17.0
31-60 Days	14.8
61-90 Days	10.6
Over 90 Days	21.7
Total	96.4%
Average days to maturity	45
Weighted average life	47

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – 60.7%
Federal Home Loan Bank(a)	0.127%	01/02/2013	01/02/2013	$93,000,000	$92,999,672
Federal Home Loan Bank(a)	0.175%	01/09/2013	01/09/2013	51,000,000	50,998,017
Federal Home Loan Bank(a)	0.170%	01/16/2013	01/16/2013	76,000,000	75,994,617
Federal Home Loan Bank(a)	0.128%	01/23/2013	01/23/2013	112,000,000	111,991,102
Federal Home Loan Bank(a)	0.135%	02/01/2013	02/01/2013	232,000,000	231,973,030
Federal Home Loan Bank(a)	0.148%	02/08/2013	02/08/2013	110,000,000	109,982,583
Federal Home Loan Bank(a)	0.130%	02/15/2013	02/15/2013	60,000,000	59,990,250
Federal Home Loan Bank(a)	0.155%	02/15/2013	02/15/2013	17,000,000	16,996,706
Federal Home Loan Bank(a)	0.149%	03/20/2013	03/20/2013	52,500,000	52,482,937
Federal Home Loan Bank(a)	0.155%	03/20/2013	03/20/2013	127,000,000	126,957,349
Federal Home Loan Bank(a)	0.149%	03/22/2013	03/22/2013	9,000,000	8,997,000
Federal Home Loan Bank(a)	0.155%	03/22/2013	03/22/2013	75,000,000	74,974,167
Federal Home Loan Bank(a)	0.154%	03/27/2013	03/27/2013	65,000,000	64,976,212
Federal Home Loan Bank(a)	0.157%	04/03/2013	04/03/2013	87,000,000	86,965,094
Federal Home Loan Bank(a)	0.155%	04/05/2013	04/05/2013	92,000,000	91,962,765
Federal Home Loan Bank(a)	0.170%	04/19/2013	04/19/2013	40,000,000	39,979,600
Federal Home Loan Bank(a)	0.150%	04/26/2013	04/26/2013	56,000,000	55,973,167
Federal Home Loan Bank(a)	0.165%	05/03/2013	05/03/2013	72,156,000	72,115,653
Federal Home Loan Bank(a)	0.150%	05/08/2013	05/08/2013	68,000,000	67,964,017
Federal Home Loan Bank(a)	0.165%	05/17/2013	05/17/2013	54,000,000	53,966,340
Federal Home Loan Bank(b)	0.171%	01/23/2013	05/23/2013	85,000,000	84,998,636
Federal Home Loan Bank(a)	0.155%	05/29/2013	05/29/2013	28,000,000	27,982,158
Federal Home Loan Bank(a)	0.160%	05/29/2013	05/29/2013	18,000,000	17,988,160
Federal Home Loan Bank(a)	0.160%	05/31/2013	05/31/2013	45,000,000	44,970,000
Federal Home Loan Bank(a)	0.160%	06/05/2013	06/05/2013	128,000,000	127,911,822
Federal Home Loan Bank(a)	0.160%	06/07/2013	06/07/2013	172,000,000	171,879,982
Federal Home Loan Bank(a)	0.145%	06/14/2013	06/14/2013	52,000,000	51,965,651
Federal Home Loan Bank(a)	0.142%	06/21/2013	06/21/2013	112,000,000	111,923,924
Federal Home Loan Mortgage Corp.(a)	0.135%	01/03/2013	01/03/2013	23,700,000	23,699,822
Federal Home Loan Mortgage Corp.(a)	0.174%	01/07/2013	01/07/2013	127,000,000	126,996,296
Federal Home Loan Mortgage Corp.(a)	0.119%	01/08/2013	01/08/2013	275,000,000	274,993,583
Federal Home Loan Mortgage Corp.(a)	0.170%	01/14/2013	01/14/2013	84,000,000	83,994,843
Federal Home Loan Mortgage Corp.(a)	0.159%	01/22/2013	01/22/2013	22,000,000	21,997,947
Federal Home Loan Mortgage Corp.(a)	0.155%	01/28/2013	01/28/2013	70,000,000	69,991,862
Federal Home Loan Mortgage Corp.(a)	0.129%	01/29/2013	01/29/2013	125,000,000	124,987,361
Federal Home Loan Mortgage Corp.(a)	0.129%	02/04/2013	02/04/2013	50,000,000	49,993,861
Federal Home Loan Mortgage Corp.(a)	0.129%	02/05/2013	02/05/2013	30,000,000	29,996,208
Federal Home Loan Mortgage Corp.(a)	0.160%	02/19/2013	02/19/2013	55,000,000	54,988,022
Federal Home Loan Mortgage Corp.(a)	0.154%	03/04/2013	03/04/2013	100,000,000	99,973,306
Federal Home Loan Mortgage Corp.(a)	0.150%	03/18/2013	03/18/2013	50,000,000	49,984,167
Federal Home Loan Mortgage Corp.(a)	0.152%	03/18/2013	03/18/2013	25,000,000	24,991,978
Federal Home Loan Mortgage Corp.(a)	0.149%	03/20/2013	03/20/2013	110,000,000	109,964,250

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.155%	04/08/2013	04/08/2013	$90,000,000	$89,962,412
Federal Home Loan Mortgage Corp.(a)	0.165%	04/22/2013	04/22/2013	80,000,000	79,959,300
Federal Home Loan Mortgage Corp.(a)	0.150%	04/29/2013	04/29/2013	45,000,000	44,977,875
Federal Home Loan Mortgage Corp.(a)	0.165%	04/29/2013	04/29/2013	100,000,000	99,945,917
Federal Home Loan Mortgage Corp.(a)	0.160%	05/06/2013	05/06/2013	24,000,000	23,986,667
Federal Home Loan Mortgage Corp.(a)	0.158%	05/20/2013	05/20/2013	63,000,000	62,961,566
Federal Home Loan Mortgage Corp.(a)	0.160%	05/20/2013	05/20/2013	14,000,000	13,991,351
Federal Home Loan Mortgage Corp.(a)	0.160%	06/05/2013	06/05/2013	28,000,000	27,980,711
Federal Home Loan Mortgage Corp.(a)	0.160%	06/25/2013	06/25/2013	85,000,000	84,933,889
Federal National Mortgage Assoc.(a)	0.174%	01/02/2013	01/02/2013	19,000,000	18,999,908
Federal National Mortgage Assoc.(a)	0.173%	01/09/2013	01/09/2013	50,000,000	49,998,067
Federal National Mortgage Assoc.(a)	0.174%	01/09/2013	01/09/2013	25,000,000	24,999,028
Federal National Mortgage Assoc.(a)	0.130%	01/30/2013	01/30/2013	100,000,000	99,989,528
Federal National Mortgage Assoc.(a)	0.159%	02/06/2013	02/06/2013	32,000,000	31,994,880
Federal National Mortgage Assoc.(a)	0.160%	02/13/2013	02/13/2013	140,000,000	139,973,244
Federal National Mortgage Assoc.(a)	0.164%	02/13/2013	02/13/2013	75,000,000	74,985,219
Federal National Mortgage Assoc.(a)	0.149%	02/14/2013	02/14/2013	54,000,000	53,990,100
Federal National Mortgage Assoc.(a)	0.128%	02/19/2013	02/19/2013	175,000,000	174,969,035
Federal National Mortgage Assoc.(a)	0.155%	02/20/2013	02/20/2013	100,000,000	99,978,472
Federal National Mortgage Assoc.(a)	0.145%	02/27/2013	02/27/2013	25,000,000	24,994,260
Federal National Mortgage Assoc.(a)	0.138%	03/01/2013	03/01/2013	40,000,000	39,990,822
Federal National Mortgage Assoc.(a)	0.155%	03/06/2013	03/06/2013	35,000,000	34,990,356
Federal National Mortgage Assoc.(a)	0.152%	03/07/2013	03/07/2013	60,000,000	59,983,208
Federal National Mortgage Assoc.(a)	0.149%	03/13/2013	03/13/2013	86,000,000	85,974,558
Federal National Mortgage Assoc.(a)	0.155%	03/20/2013	03/20/2013	80,000,000	79,973,133
Federal National Mortgage Assoc.(a)	0.150%	03/27/2013	03/27/2013	42,436,000	42,420,971
Federal National Mortgage Assoc.(a)	0.160%	04/01/2013	04/01/2013	43,000,000	42,982,800
Federal National Mortgage Assoc.(a)	0.154%	04/10/2013	04/10/2013	21,000,000	20,991,049
Federal National Mortgage Assoc.(a)	0.161%	04/17/2013	04/17/2013	34,850,000	34,833,479
Federal National Mortgage Assoc.(a)	0.165%	05/15/2013	05/15/2013	24,000,000	23,985,260
Federal National Mortgage Assoc.(a)	0.160%	05/29/2013	05/29/2013	111,000,000	110,926,987

TOTAL GOVERNMENT AGENCY DEBT					5,235,038,169

TREASURY DEBT – 4.7%
U.S. Treasury Bill(a)	0.085%	01/03/2013	01/03/2013	75,000,000	74,999,646
U.S. Treasury Bill(a)	0.087%	01/03/2013	01/03/2013	25,000,000	24,999,879
U.S. Treasury Bill(a)	0.152%	01/03/2013	01/03/2013	125,000,000	124,998,941
U.S. Treasury Bill(a)	0.108%	01/10/2013	01/10/2013	90,000,000	89,997,581
U.S. Treasury Bill(a)	0.110%	01/10/2013	01/10/2013	10,000,000	9,999,725
U.S. Treasury Bill(a)	0.145%	01/31/2013	01/31/2013	50,000,000	49,993,958
U.S. Treasury Note(a)	0.133%	02/15/2013	02/15/2013	29,000,000	29,044,017

TOTAL TREASURY DEBT					404,033,747

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 15.6%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a Federal Home Loan Bank, 2.665% due 03/08/2024, Federal National Mortgage Associations, 0.600% – 7.125% due 05/29/2015 – 11/07/2036, and a Tennessee Valley Authority, 4.700% due 07/15/2033, valued at $280,500,292); expected proceeds $275,002,750	0.180%	01/02/2013	01/02/2013	$275,000,000	$275,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Farm Credit Banks, 0.000% – 6.060% due 01/28/2013 – 07/30/2041, Federal Home Loan Banks, 0.000% – 6.005% due 01/03/2013 – 07/15/2036, Federal Home Loan Mortgage Corporations, 0.000% – 6.750% due 01/09/2013 – 01/15/2037, Federal National Mortgage Associations, 0.000% – 10.350% due 01/14/2013 – 07/15/2037, a Financing Corporation Strip, 8.600% due 09/26/2019, Resolution Funding Strips, 0.000% – 8.875% due 10/15/2016 – 04/15/2030, and Tennessee Valley Authorities, 0.000% – 6.250% due 03/15/2013 – 09/15/2039, valued at $561,000,903); expected proceeds $550,006,111

	0.200%	01/02/2013	01/02/2013	550,000,000	550,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 2.375% due 06/24/2013 – 01/13/2022, valued at $240,720,984); expected proceeds $236,003,671	0.280%	01/02/2013	01/02/2013	236,000,000	236,000,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2012 (collateralized by Federal National Mortgage Associations, 0.500% – 1.500% due 10/30/2014 – 10/24/2019, valued at $77,524,432); expected proceeds $76,000,760	0.180%	01/02/2013	01/02/2013	76,000,000	76,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 1.000% – 2.000% due 08/25/2016 – 07/28/2017, and a Federal National Mortgage Association, 2.625% due 11/20/2014, valued at $208,084,403); expected proceeds $204,002,380	0.210%	01/02/2013	01/02/2013	$204,000,000	$204,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,341,000,000

TREASURY REPURCHASE AGREEMENTS – 15.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 1.500% due 07/31/2016, valued at $102,000,095); expected proceeds $100,001,389	0.250%	01/02/2013	01/02/2013	100,000,000	100,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2012 (collateralized by U.S. Treasury Bonds, 4.375% – 7.125% due 02/15/2023 – 11/15/2039, and a U.S. Treasury Note, 0.500% due 10/15/2014, valued at $435,544,291); expected proceeds $427,004,744	0.200%	01/02/2013	01/02/2013	427,000,000	427,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by U.S. Treasury Strips, 0.750% – 4.000% due 02/15/2015 – 12/31/2017, valued at $298,884,544); expected proceeds $293,026,605	0.160%	01/02/2013	01/02/2013	293,024,000	293,024,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 4.500% due 11/15/2015, valued at $49,980,006); expected proceeds $49,000,490	0.180%	01/02/2013	01/02/2013	49,000,000	49,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by U.S. Treasury Strips, 0.250% – 4.000%, due 02/15/2015 – 05/15/2022, valued at $280,641,184); expected proceeds $275,002,903	0.190%	01/02/2013	01/02/2013	275,000,000	275,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by U.S. Treasury Strips, 0.250% – 2.500%, due 06/30/2014 – 03/31/2015, valued at $190,740,078); expected proceeds $187,001,766	0.170%	01/02/2013	01/02/2013	$187,000,000	$187,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,331,024,000

TOTAL INVESTMENTS(c) – 96.4%					8,311,095,916
Other Assets in Excess of Liabilities – 3.6%					310,090,388

NET ASSETS – 100.0%					$8,621,186,304

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect as of December 31, 2012.

(c)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2012
Treasury Debt	100.0%
Liabilities in Excess of Assets	(0.0)
Total	100.0%

Maturity Ladder*	December 31, 2012
Overnight (1 Day)	0.0%
2-30 Days	36.9
31-60 Days	35.5
61-90 Days	16.4
Over 90 Days	11.2
Total	100.0%
Average days to maturity	51
Weighted average life	51

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 100.0%
U.S. Treasury Bill	0.080%	01/03/2013	01/03/2013	$36,728,000	$36,727,689
U.S. Treasury Bill	0.085%	01/03/2013	01/03/2013	104,637,000	104,636,506
U.S. Treasury Bill	0.088%	01/03/2013	01/03/2013	541,000,000	540,997,370
U.S. Treasury Bill	0.090%	01/03/2013	01/03/2013	124,000,000	123,999,380
U.S. Treasury Bill	0.108%	01/10/2013	01/10/2013	1,078,000,000	1,077,971,029
U.S. Treasury Bill	0.110%	01/10/2013	01/10/2013	122,000,000	121,996,645
U.S. Treasury Bill	0.145%	01/10/2013	01/10/2013	100,000,000	99,996,375
U.S. Treasury Bill	0.028%	01/17/2013	01/17/2013	200,000,000	199,997,556
U.S. Treasury Bill	0.110%	01/17/2013	01/17/2013	900,000,000	899,956,000
U.S. Treasury Bill	0.140%	01/17/2013	01/17/2013	100,000,000	99,993,778
U.S. Treasury Bill	0.103%	01/24/2013	01/24/2013	600,000,000	599,960,708
U.S. Treasury Bill	0.105%	01/24/2013	01/24/2013	500,000,000	499,966,458
U.S. Treasury Bill	0.110%	01/24/2013	01/24/2013	184,939,000	184,926,003
U.S. Treasury Bill	0.140%	01/24/2013	01/24/2013	100,000,000	99,991,056
U.S. Treasury Bill	0.100%	01/31/2013	01/31/2013	185,000,000	184,984,583
U.S. Treasury Bill	0.105%	01/31/2013	01/31/2013	58,593,000	58,587,873
U.S. Treasury Bill	0.115%	01/31/2013	01/31/2013	600,000,000	599,942,500
U.S. Treasury Bill	0.145%	01/31/2013	01/31/2013	100,000,000	99,987,917
U.S. Treasury Bill	0.095%	02/07/2013	02/07/2013	197,715,000	197,695,695
U.S. Treasury Bill	0.105%	02/07/2013	02/07/2013	406,000,000	405,956,186
U.S. Treasury Bill	0.108%	02/07/2013	02/07/2013	294,000,000	293,967,517
U.S. Treasury Bill	0.140%	02/07/2013	02/07/2013	50,000,000	49,992,806
U.S. Treasury Bill	0.098%	02/14/2013	02/14/2013	196,981,000	196,957,527
U.S. Treasury Bill	0.103%	02/14/2013	02/14/2013	467,000,000	466,941,495
U.S. Treasury Bill	0.105%	02/14/2013	02/14/2013	233,000,000	232,970,098
U.S. Treasury Bill	0.143%	02/14/2013	02/14/2013	75,000,000	74,986,938
U.S. Treasury Bill	0.093%	02/21/2013	02/21/2013	645,000,000	644,915,478
U.S. Treasury Bill	0.095%	02/21/2013	02/21/2013	149,000,000	148,979,947
U.S. Treasury Bill	0.145%	02/21/2013	02/21/2013	100,000,000	99,979,458
U.S. Treasury Bill	0.080%	02/28/2013	02/28/2013	66,754,000	66,745,396
U.S. Treasury Bill	0.098%	02/28/2013	02/28/2013	346,000,000	345,945,649
U.S. Treasury Bill	0.100%	02/28/2013	02/28/2013	209,000,000	208,966,328
U.S. Treasury Bill	0.115%	02/28/2013	02/28/2013	50,000,000	49,990,736
U.S. Treasury Bill	0.140%	02/28/2013	02/28/2013	50,000,000	49,988,722
U.S. Treasury Bill	0.090%	03/07/2013	03/07/2013	576,000,000	575,906,400
U.S. Treasury Bill	0.093%	03/07/2013	03/07/2013	314,000,000	313,947,558
U.S. Treasury Bill	0.140%	03/07/2013	03/07/2013	50,000,000	49,987,361
U.S. Treasury Bill	0.093%	03/14/2013	03/14/2013	600,000,000	599,889,000
U.S. Treasury Bill	0.133%	03/21/2013	03/21/2013	100,000,000	99,970,924
U.S. Treasury Bill	0.085%	03/28/2013	03/28/2013	290,000,000	289,941,114
U.S. Treasury Bill	0.143%	03/28/2013	03/28/2013	150,000,000	149,948,937

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill	0.148%	04/18/2013	04/18/2013	$50,000,000	$49,978,080
U.S. Treasury Bill	0.148%	04/25/2013	04/25/2013	55,000,000	54,974,311
U.S. Treasury Bill	0.150%	05/16/2013	05/16/2013	50,000,000	49,971,875
U.S. Treasury Bill	0.125%	05/23/2013	05/23/2013	50,000,000	49,975,347
U.S. Treasury Bill	0.138%	05/23/2013	05/23/2013	35,000,000	34,981,017
U.S. Treasury Bill	0.090%	05/30/2013	05/30/2013	180,000,000	179,932,950
U.S. Treasury Bill	0.145%	05/30/2013	05/30/2013	50,000,000	49,969,993
U.S. Treasury Bill	0.138%	06/06/2013	06/06/2013	50,000,000	49,970,208
U.S. Treasury Bill	0.100%	06/13/2013	06/13/2013	100,000,000	99,954,722
U.S. Treasury Bill	0.140%	06/13/2013	06/13/2013	75,000,000	74,952,458
U.S. Treasury Bill	0.090%	06/20/2013	06/20/2013	200,000,000	199,915,000
U.S. Treasury Bill	0.095%	06/20/2013	06/20/2013	200,000,000	199,910,277
U.S. Treasury Bill	0.130%	06/27/2013	06/27/2013	325,000,000	324,792,271
U.S. Treasury Note	0.133%	02/15/2013	02/15/2013	44,000,000	44,066,784

TOTAL TREASURY DEBT					12,712,535,989

TOTAL INVESTMENTS(b) – 100.0%					12,712,535,989
Liabilities in Excess of Assets – (0.0)%					(476,353)

NET ASSETS – 100.0%					$12,712,059,636

(a)	Rate represents annualized yield at date of purchase.

(b)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2012
Treasury Debt	57.6%
Treasury Repurchase Agreements	39.1
Other Assets in Excess of Liabilities	3.3
Total	100.0%

Maturity Ladder*	December 31, 2012
Overnight (1 Day)	39.1%
2-30 Days	19.1
31-60 Days	25.4
61-90 Days	2.9
Over 90 Days	10.2
Total	96.7%
Average days to maturity	33
Weighted average life	33

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 57.6%
U.S. Treasury Bill(a)	0.085%	01/03/2013	01/03/2013	$60,000,000	$59,999,717
U.S. Treasury Bill(a)	0.088%	01/03/2013	01/03/2013	15,000,000	14,999,927
U.S. Treasury Bill(a)	0.153%	01/03/2013	01/03/2013	25,000,000	24,999,788
U.S. Treasury Bill(a)	0.108%	01/10/2013	01/10/2013	90,000,000	89,997,581
U.S. Treasury Bill(a)	0.110%	01/10/2013	01/10/2013	10,000,000	9,999,725
U.S. Treasury Bill(a)	0.110%	01/17/2013	01/17/2013	100,000,000	99,995,111
U.S. Treasury Bill(a)	0.140%	01/17/2013	01/17/2013	15,000,000	14,999,067
U.S. Treasury Bill(a)	0.105%	01/24/2013	01/24/2013	100,000,000	99,993,292
U.S. Treasury Bill(a)	0.140%	01/24/2013	01/24/2013	25,000,000	24,997,764
U.S. Treasury Bill(a)	0.100%	01/31/2013	01/31/2013	10,000,000	9,999,167
U.S. Treasury Bill(a)	0.101%	01/31/2013	01/31/2013	25,000,000	24,997,896
U.S. Treasury Bill(a)	0.115%	01/31/2013	01/31/2013	75,000,000	74,992,812
U.S. Treasury Bill(a)	0.145%	01/31/2013	01/31/2013	25,000,000	24,996,979
U.S. Treasury Bill(a)	0.101%	02/07/2013	02/07/2013	25,000,000	24,997,405
U.S. Treasury Bill(a)	0.105%	02/07/2013	02/07/2013	38,000,000	37,995,899
U.S. Treasury Bill(a)	0.108%	02/07/2013	02/07/2013	37,000,000	36,995,912
U.S. Treasury Bill(a)	0.140%	02/07/2013	02/07/2013	25,000,000	24,996,403
U.S. Treasury Bill(a)	0.103%	02/14/2013	02/14/2013	58,000,000	57,992,734
U.S. Treasury Bill(a)	0.105%	02/14/2013	02/14/2013	17,000,000	16,997,818
U.S. Treasury Bill(a)	0.108%	02/14/2013	02/14/2013	25,000,000	24,996,715
U.S. Treasury Bill(a)	0.143%	02/14/2013	02/14/2013	25,000,000	24,995,646
U.S. Treasury Bill(a)	0.093%	02/21/2013	02/21/2013	70,000,000	69,990,827
U.S. Treasury Bill(a)	0.095%	02/21/2013	02/21/2013	24,000,000	23,996,770
U.S. Treasury Bill(a)	0.145%	02/21/2013	02/21/2013	20,000,000	19,995,892
U.S. Treasury Bill(a)	0.098%	02/28/2013	02/28/2013	32,000,000	31,994,973
U.S. Treasury Bill(a)	0.100%	02/28/2013	02/28/2013	19,000,000	18,996,939
U.S. Treasury Bill(a)	0.140%	02/28/2013	02/28/2013	25,000,000	24,994,361
U.S. Treasury Bill(a)	0.133%	03/21/2013	03/21/2013	25,000,000	24,992,731
U.S. Treasury Bill(a)	0.143%	03/28/2013	03/28/2013	40,000,000	39,986,383
U.S. Treasury Bill(a)	0.150%	04/18/2013	04/18/2013	15,000,000	14,993,313
U.S. Treasury Bill(a)	0.148%	04/25/2013	04/25/2013	20,000,000	19,990,658
U.S. Treasury Bill(a)	0.150%	05/16/2013	05/16/2013	25,000,000	24,985,938
U.S. Treasury Bill(a)	0.138%	05/23/2013	05/23/2013	25,000,000	24,986,441
U.S. Treasury Bill(a)	0.145%	05/30/2013	05/30/2013	25,000,000	24,984,996
U.S. Treasury Bill(a)	0.138%	06/06/2013	06/06/2013	30,000,000	29,982,125
U.S. Treasury Bill(a)	0.140%	06/13/2013	06/13/2013	20,000,000	19,987,322
U.S. Treasury Bill(a)	0.130%	06/27/2013	06/27/2013	75,000,000	74,952,062
U.S. Treasury Note(a)	0.133%	02/15/2013	02/15/2013	8,000,000	8,012,143

TOTAL TREASURY DEBT					1,322,761,232

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – 39.1%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 4.125% due 05/15/2015, valued at $30,600,068); expected proceeds $30,000,417	0.250%	01/02/2013	01/02/2013	$30,000,000	$30,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 2.375% due 10/31/2014, valued at $25,500,030); expected proceeds $25,000,222	0.160%	01/02/2013	01/02/2013	25,000,000	25,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 1.750% due 07/31/2015, valued at $86,700,005); expected proceeds $85,000,803	0.170%	01/02/2013	01/02/2013	85,000,000	85,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by U.S. Treasury Strips, 1.500% – 2.000% due 01/15/2014 – 07/31/2016, valued at $127,500,109); expected proceeds $125,001,250	0.180%	01/02/2013	01/02/2013	125,000,000	125,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Note, 2.625% due 12/31/2014, valued at $86,702,102); expected proceeds $85,000,944	0.200%	01/02/2013	01/02/2013	85,000,000	85,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 0.625% due 09/30/2017, valued at $86,700,032); expected proceeds $85,000,708	0.150%	01/02/2013	01/02/2013	85,000,000	85,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by U.S. Treasury Strips, 0.750% – 4.000% due 02/15/2015 – 12/31/2017, valued at $299,880,184); expected proceeds $294,002,613	0.160%	01/02/2013	01/02/2013	294,000,000	294,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 0.250% due 09/15/2015, valued at $86,700,018); expected proceeds $85,000,850	0.180%	01/02/2013	01/02/2013	$85,000,000	$85,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 2.375% due 05/31/2018, valued at $86,700,033); expected proceeds $85,000,897	0.190%	01/02/2013	01/02/2013	85,000,000	85,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					899,000,000

TOTAL INVESTMENTS(b) – 96.7%					2,221,761,232
Other Assets in Excess of Liabilities – 3.3%					76,779,568

NET ASSETS – 100.0%					$2,298,540,800

(a)	Rate represents annualized yield at date of purchase.

(b)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

See Notes to Financial Statements.

State Street Master Funds

Statements of Assets and Liabilities

December 31, 2012

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at market value and amortized cost (Note 2)	$21,551,334,855	$508,538,940	$5,639,071,916	$12,712,535,989	$1,322,761,232
Repurchase Agreements, at market value and cost (Note 2)	5,950,000,000	–	2,672,024,000	–	899,000,000

Total Investments	27,501,334,855	508,538,940	8,311,095,916	12,712,535,989	2,221,761,232

Cash	688	–	310,390,471	855	76,867,285
Interest receivable	8,935,590	43,631	168,932	228,366	45,874
Prepaid expenses and other assets	38,925	9,017	15,695	20,930	10,541

Total assets	27,510,310,058	508,591,588	8,621,671,014	12,712,786,140	2,298,684,932

Liabilities
Management fee payable (Note 3)	1,185,605	17,790	354,433	543,982	82,403
Administration and custody fees payable (Note 3)	314,456	4,023	88,518	140,124	20,909
Professional fees payable	37,488	37,487	37,488	37,488	37,488
Trustee’s fees payable (Note 4)	3,346	961	1,992	2,633	1,043
Accrued expenses and other liabilities	7,264	10,787	2,279	2,277	2,289

Total liabilities	1,548,159	71,048	484,710	726,504	144,132

Net Assets	$27,508,761,899	$508,520,540	$8,621,186,304	$12,712,059,636	$2,298,540,800

See Notes to Financial Statements.

State Street Master Funds

Statements of Operations

Year Ended December 31, 2012

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$87,029,642	$425,246	$9,804,005	$9,545,553	$2,228,590

Expenses
Management fees (Note 3)	13,612,648	180,344	3,410,606	5,772,657	836,715
Administration and custody fees (Note 3)	3,635,036	48,850	903,995	1,531,779	222,550
Trustees’ fees (Note 4)	196,386	46,443	80,779	108,400	53,197
Professional fees	62,275	62,276	62,276	62,276	62,277
Printing fees	12,863	3,005	3,005	3,005	3,005
Other expenses	132,782	46,866	78,585	82,602	69,414

Total net expenses	17,651,990	387,784	4,539,246	7,560,719	1,247,158

Net Investment Income	69,377,652	37,462	5,264,759	1,984,834	981,432

Realized Gain (Loss)
Net realized gain on investments	284,621	–	3,792	5,499	187

Net Increase in Net Assets Resulting from Operations	$69,662,273	$37,462	$5,268,551	$1,990,333	$981,619

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
Increase (Decrease) in Net Assets From
Operations:
Net investment income	$69,377,652	$54,401,616	$37,462	$137,876
Net realized gain on investments	284,621	35,236	—	—

Net increase in net assets from operations	69,662,273	54,436,852	37,462	137,876

Capital Transactions:
Contributions	57,809,882,476	54,609,201,296	1,285,510,268	760,832,017
Withdrawals	(53,150,969,195)	(58,387,277,456)	(1,108,221,643)	(835,103,832)

Net increase (decrease) in net assets from capital transactions	4,658,913,281	(3,778,076,160)	177,288,625	(74,271,815)

Net Increase (Decrease) in Net Assets	4,728,575,554	(3,723,639,308)	177,326,087	(74,133,939)
Net Assets
Beginning of year	22,780,186,345	26,503,825,653	331,194,453	405,328,392

End of year	$27,508,761,899	$22,780,186,345	$508,520,540	$331,194,453

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
Increase (Decrease) in Net Assets From
Operations:
Net investment income (loss)	$5,264,759	$2,277,288	$1,984,834	$(1,929,303)
Net realized gain on investments	3,792	1,676	5,499	41,510

Net increase (decrease) in net assets from operations	5,268,551	2,278,964	1,990,333	(1,887,793)

Capital Transactions:
Contributions	19,871,458,260	15,632,378,853	20,270,759,634	21,437,394,782
Withdrawals	(17,034,984,457)	(14,766,113,499)	(19,655,053,849)	(12,997,882,435)

Net increase (decrease) in net assets from capital transactions	2,836,473,803	866,265,354	615,705,785	8,439,512,347

Net Increase in Net Assets	2,841,742,354	868,544,318	617,696,118	8,437,624,554
Net Assets
Beginning of year	5,779,443,950	4,910,899,632	12,094,363,518	3,656,738,964

End of year	$8,621,186,304	$5,779,443,950	$12,712,059,636	$12,094,363,518

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Year Ended December 31, 2012	Year Ended December 31, 2011
Increase (Decrease) in Net Assets From
Operations:
Net investment income (loss)	$981,432	$(125,821)
Net realized gain on investments	187	319

Net increase (decrease) in net assets from operations	981,619	(125,502)

Capital Transactions:
Contributions	6,591,317,676	5,820,557,843
Withdrawals	(5,654,916,322)	(5,393,022,416)

Net increase in net assets from capital transactions	936,401,354	427,535,427

Net Increase in Net Assets	937,382,973	427,409,925
Net Assets
Beginning of year	1,361,157,827	933,747,902

End of year	$2,298,540,800	$1,361,157,827

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

			Ratios to Average Net Assets					Net Assets End of Period (000s Omitted)
Period Ended December 31,	Total Return(a)		Gross Operating Expenses	Net Operating Expenses		Net Investment Income (Loss)
Money Market Portfolio
2012	0.26%		0.06%	0.06%		0.25%		$27,508,762
2011	0.20%		0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%		0.20%		$26,503,826
2009	0.52%		0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%		0.12%	0.10%		2.79%		$8,605,905
Tax Free Money Market Portfolio
2012	0.01%		0.11%	0.11%		0.01%		$508,521
2011	0.04%		0.11%	0.11%		0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%		0.11%		$405,328
2009	0.49%		0.14%	0.13	%(b)	0.48	%(b)	$376,182
2008	2.35%		0.14%	0.10%		2.32%		$388,447
U.S. Government Money Market Portfolio
2012	0.08%		0.07%	0.07%		0.08%		$8,621,186
2011	0.04%		0.07%	0.07%		0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%		0.08%		$4,910,900
2009	0.25%		0.12%	0.12%		0.23%		$3,431,153
2008	2.19%		0.13%	0.13%		1.97%		$2,959,036
Treasury Money Market Portfolio
2012	0.02%		0.07%	0.07%		0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%		(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%		0.01%		$3,656,739
2009	0.02%		0.12%	0.12%		0.02%		$2,277,931
2008	1.28%		0.13%	0.13%		0.93%		$2,120,695
Treasury Plus Money Market Portfolio
2012	0.06%		0.08%	0.08%		0.06%		$2,298,541
2011	0.00	%(c)	0.08%	0.08%		(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%		0.03%		$933,748
2009	0.04%		0.13%	0.13%		0.03%		$800,637
2008	1.57%		0.13%	0.13%		1.07%		$953,170

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	Amount is less than 0.005%.

See Notes to Financial Statements.

State Street Master Funds

Notes to Financial Statements

December 31, 2012

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At December 31, 2012, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2012

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2012

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$195,918,940	$–	$–	$–
Level 2 – Other Significant Observable Inputs	27,501,334,855	312,620,000	8,311,095,916	12,712,535,989	2,221,761,232
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$27,501,334,855	$508,538,940	$8,311,095,916	$12,712,535,989	$2,221,761,232

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

As of the year ended December 31, 2012, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios daily based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2012

The Portfolios have reviewed the tax positions for open years as of December 31, 2012, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolios’ financial statements as presented.

3.	Related Party Fees

Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent the Portfolios pay State Street an

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2012

annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

4.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.	New Accounting Pronouncement

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

In this reporting period the Trust adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (ASC 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in the financial statements prepared

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2012

in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure. The guidance clarified that a reporting entity should disclose quantitative information from the observable inputs used in fair value measurement that is categorized within Level 3 of the fair value hierarchy and also required additional disclosure regarding the valuation processes used by the reporting entity. The guidance was effective for annual reporting periods beginning after December 15, 2011. The Trust adopted this guidance for the fiscal year ended December 31, 2012 and determined that the adoption did not have a material impact on its financial statements. Please see note 2 for additional information.

State Street Master Funds

Report of Independent Registered Public Accounting Firm

To the Owners of Beneficial Interest and Board of Trustees of

State Street Master Funds:

We have audited the accompanying statements of assets and liabilities of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the “Portfolios”), including the portfolios of investments, as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio, of State Street Master Funds, at December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2013

State Street Master Funds

General Information

December 31, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 15, 2012 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreements for the Portfolios (the “Advisory Agreements”). In preparation for considering renewal of the Advisory Agreements at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 18, 2012 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreements, (ii) the investment performance of the Portfolios, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolios, each of which is a money market fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios’ investments, in monitoring and securing the Portfolios’ compliance with their investment objectives and investment

State Street Master Funds

General Information — (continued)

December 31, 2012 (Unaudited)

Advisory Agreement Renewal — (continued)

policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.9 trillion in assets under management at August 31, 2012, including over $259 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of a variety of money-market products are exceptional. As discussed more fully below, they also determined that the advisory fees paid by the Portfolios were fair and reasonable and that the Portfolios’ performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios were appropriate and had been of good quality.

The Trustees determined, in view of the investment objectives of the Portfolios and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolios supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the reported recent performance of the Portfolios relative to their peers was not a wholly dependable measure of the Adviser’s success in managing the Portfolios’ investments, due to the fact that the Portfolios’ and most of their peers’ returns had been significantly affected by advisers’ waiving fees and reimbursing expenses, often in order to maintain returns at or above zero; nevertheless, the Trustees determined that, in light of recent conditions in the money market industry, the reported performance of the Portfolios supported a finding that the performance was acceptable, albeit subject to ongoing review at future meetings.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from feeder funds and, by implication, the Portfolios.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolios individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended June 30, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust. They noted that the levels of profitability had tended to increase in recent periods as a number of the Funds and Portfolios had experienced significant growth, and they determined to reconsider again the profitability of these relationships to the Adviser and State Street at the next year’s renewal meeting.

In order better to evaluate the Portfolios’ advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolios’ advisory fees and total expense ratios

State Street Master Funds

General Information — (continued)

December 31, 2012 (Unaudited)

Advisory Agreement Renewal — (continued)

were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. (The Trustees noted that the Adviser does not receive any advisory fees from a Fund so long as the Fund invests substantially all of its assets in the applicable Portfolio or in another investment company.) The Trustees also considered that, to help limit expenses of certain Portfolios and corresponding series of State Street Institutional Investment Trust, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios.

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolios, with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolios, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolios by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of institutional clients were of doubtful utility for purposes of comparison with those of the Portfolios, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios’ brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolios as assets grow and whether the Portfolios’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreements.

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	20	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
William L. Boyan State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010).	20	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	20	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Douglas T. Williams State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	20	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust (2002 – 2007).

*	The “Fund Complex” consists of ten series of the Trust and ten series of State Street Institutional Investment Trust.

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Interested Trustee**
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Interested Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2005 – present); President, SSgA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2006 – present).	170

Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, The Select Sector SPDR Trust;

Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

*	The “Fund Complex” consists of ten series of the Trust and ten series of State Street Institutional Investment Trust.
**	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management Inc. (June 2012 – present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992 – 2012); Senior Managing Director,
State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*
Caroline Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present)

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Jacqueline Angell State Street Bank and Trust Company 20 Churchill Place London E14 5HJ YOB: 1974	Chief Compliance Officer	Term: Indefinite Elected: 04/11	Head of UK Compliance, State Street Bank and Trust Company (July 2012 – present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008 – June 2012); Director of Investment Adviser Oversight, Fidelity Investments (2006 – 2008).
Ryan M. Louvar State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1972	Secretary	Term: Indefinite Elected: 2/12	Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2005 – present).*
Mark E. Tuttle State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present).*
Scott E. Habeeb State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1968	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present).*

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

STATE STREET EQUITY 500 INDEX PORTFOLIO

ANNUAL REPORT

December 31, 2012

State Street Equity 500 Index Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2012

	Total Return One Year Ended December 31, 2012	Total Return Average Annual Five Years Ended December 31, 2012	Total Return Average Annual Ten Years Ended December 31, 2012

State Street Equity 500 Index Portfolio	15.97%	1.64%	7.07%

S&P 500® Index(b)	16.00%	1.66%	7.10%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

2

State Street Equity 500 Index Portfolio

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Equity 500 Index Portfolio (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “Index”). In seeking this objective, the Fund utilizes a passive management strategy designed to track the performance of the Index. The Fund also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index.

For the 12-month period ended (the “Reporting Period”), the total return for the Fund was 15.97%, and the total return for the Index was 16.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s performance relative to the Index during the Reporting Period was within expectations. The performance differential can be attributed primarily to the expenses of managing the Fund and slight variations between the Fund’s holdings and the Index constituents.

The past year was a series of ups and downs for US equity markets; a steady climb in the first quarter, a dip in the second quarter, a rise again in the third quarter, and an unsteady fourth quarter including a rally through October, another dip in November and a subsequent snapback into year end.

Stocks in the US began 2012 with an impressive uptrend, as ample liquidity and defensive positioning fostered persistent share buying. First quarter earnings reports were solid, and a steady drumbeat of auspicious economic news, including declining jobless claims and rallying consumer confidence, provided an encouraging fundamental backdrop. The welcome signs of stronger activity extended to auto and housing industries. Stocks stumbled in early April when March payroll figures came in much lower than expected, but another season of solid earnings reports allowed them to recover their equilibrium within the month. The stability quickly vanished when May brought a new set of poor employment figures and elections in Europe fostered growing concerns that Greece might wind up leaving the eurozone. Although the turmoil overseas spurred a rally in the dollar that made US equities global outperformers on an unhedged basis, and a steep retreat in oil prices promised welcome summer relief for many US consumers, the May payroll gains that were reported on June 1st reminded investors that the US economy was hardly a solution.

Even against a backdrop of subdued earnings reports, global growth worries, and financial turmoil in Europe, stocks in the US delivered consistently impressive performance during the course of the third quarter. Amid the choppy backing and filling of July, the market traced out progressively higher highs and higher lows. In August, riding the impetus of potent policy promise in Europe and a pleasing payroll print at home, the Index skipped to four-year highs as its implied volatility sank to fresh five-year lows. September brought a less vigorous jobs report, but that disappointing result cemented the case for the formal expansion of quantitative easing that Federal Reserve Chairman Ben Bernanke announced the following week.

Equities threatened to revisit their third-quarter lows during the week before Thanksgiving, but signs of a thaw in fiscal cliff negotiations put sellers on the defensive and inspired an impressive rally. Even at their best December levels, US equities remained well off the September highs reached in conjunction with the Federal Reserve’s open-ended commitment to mortgage purchases. While the Index managed a decent gain for December alone, the Index retained a slight loss for the fourth quarter as a whole.

3

State Street Equity 500 Index Portfolio

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE — (continued)

The top individual security contributors for the year were Apple, Bank of America and JP Morgan Chase & Co. The dominant Apple juggernaut peaked in late summer, then slumped during the fourth quarter as investors fretted over the competitive market for sleek personal devices. Despite all this, Apple finished with a significant gain for the year, as the largest single stock contributor, due to its weight in the Fund. Bank of America and JP Morgan Chase & Co. were also notable contributors to the fund return. Bank of America finished with a significantly high return for the year. Traders bought the security on expectations of a “fiscal cliff” resolution and with the assumption that Bank of America will breeze through the next round of government stress tests.

The bottom individual security contributors were Hewlett-Packard, Intel, and Occidental Petroleum. Hewlett-Packard was the largest negative contributor with a large weighting in the Fund and a significant loss for the year. The company announced that it discovered serious accounting improprieties and outright misrepresentations at Autonomy, a British software maker that Hewlett-Packard bought in 2011. The news was a major setback for Hewlett-Packard, which was struggling to turn around its operations and remake its business.

4

State Street Equity 500 Index Portfolio (Unaudited)

EXPENSE EXAMPLE

As an interestholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2012 to December 31, 2012.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2012

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,061.00	$0.23

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.91	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six month period ended December 31, 2012 was 0.045%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (the most recent six month period).

5

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition *	December 31, 2012
Common Stocks	98.5%
Money Market Funds	1.2
U.S. Government Securities	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Top Five Sectors (excluding short-term investments) *	December 31, 2012
Information Technology	17.2%
Financials	16.3
Consumer Discretionary	12.0
Health Care	11.6
Energy	10.8
Total	67.9%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

6

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2012

	Shares	Market Value (000)
COMMON STOCKS – 98.5%
Consumer Discretionary – 12.0%
Abercrombie & Fitch Co. Class A	13,046	$626
Amazon.com, Inc.(a)	57,092	14,338
Apollo Group, Inc. Class A(a)	18,029	377
AutoNation, Inc.(a)	6,363	253
AutoZone, Inc.(a)	5,964	2,114
Bed Bath & Beyond, Inc.(a)	36,545	2,043
Best Buy Co., Inc.	42,119	499
Big Lots, Inc.(a)	9,227	263
BorgWarner, Inc.(a)	18,500	1,325
Cablevision Systems Corp.	35,600	532
CarMax, Inc.(a)	37,200	1,396
Carnival Corp.	70,650	2,598
CBS Corp. Class B	95,403	3,630
Chipotle Mexican Grill, Inc.(a)	5,100	1,517
Coach, Inc.	44,828	2,488
Comcast Corp. Class A	420,748	15,728
D.R. Horton, Inc.	46,076	911
Darden Restaurants, Inc.	20,588	928
Delphi Automotive PLC(a)	45,500	1,740
DIRECTV(a)	94,977	4,764
Discovery Communications, Inc. Class A(a)	39,900	2,533
Dollar General Corp.(a)	42,500	1,874
Dollar Tree, Inc.(a)	36,600	1,485
eBay, Inc.(a)	182,503	9,311
Expedia, Inc.	14,357	882
Family Dollar Stores, Inc.	15,558	987
Ford Motor Co.	604,598	7,830
Fossil, Inc.(a)	8,800	819
GameStop Corp. Class A	19,500	489
Gannett Co., Inc.	39,574	713
Gap, Inc.	44,198	1,372
Garmin Ltd.	17,300	706
Genuine Parts Co.	25,209	1,603
Goodyear Tire & Rubber Co.(a)	34,957	483
H&R Block, Inc.	47,115	875
Harley-Davidson, Inc.	35,801	1,749
Harman International Industries, Inc.	12,021	537
Hasbro, Inc.	17,825	640
Home Depot, Inc.	236,712	14,641
Host Hotels & Resorts, Inc.	118,721	1,860
International Game Technology	39,819	564
Interpublic Group of Cos., Inc.	71,894	792
JC Penney Co., Inc.	21,810	430
Johnson Controls, Inc.	109,586	3,364
Kohl’s Corp.	34,533	1,484
Lennar Corp. Class A	25,931	1,003
Limited Brands, Inc.	38,167	1,796
Lowe’s Cos., Inc.	180,762	6,421
Macy’s, Inc.	61,423	2,397
Marriott International, Inc. Class A	39,050	1,455
Mattel, Inc.	53,776	1,969
McDonald’s Corp.	160,325	14,142
McGraw-Hill Cos., Inc.	45,766	2,502
NetFlix, Inc.(a)	7,700	714
Newell Rubbermaid, Inc.	47,893	1,067
News Corp. Class A	320,809	8,193
NIKE, Inc. Class B	116,504	6,012
	Shares	Market Value (000)
Nordstrom, Inc.	23,633	$1,264
O’Reilly Automotive, Inc.(a)	19,400	1,735
Omnicom Group, Inc.	43,541	2,175
PetSmart, Inc.	17,300	1,182
Priceline.com, Inc.(a)	7,990	4,963
PulteGroup, Inc.(a)	54,705	993
Ralph Lauren Corp.	9,515	1,426
Ross Stores, Inc.	35,900	1,944
Scripps Networks Interactive, Inc. Class A	12,035	697
Snap-on, Inc.	9,212	728
Stanley Black & Decker, Inc.	27,007	1,998
Staples, Inc.	110,033	1,254
Starbucks Corp.	120,461	6,459
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,792
Target Corp.	104,216	6,166
Tiffany & Co.	19,880	1,140
Time Warner Cable, Inc.	48,471	4,711
Time Warner, Inc.	151,091	7,227
TJX Cos., Inc.	117,212	4,976
TripAdvisor, Inc.(a)	16,857	707
Urban Outfitters, Inc.(a)	18,300	720
V.F. Corp.	14,393	2,173
Viacom, Inc. Class B	72,422	3,820
Walt Disney Co.	283,245	14,103
Washington Post Co. Class B	660	241
Whirlpool Corp.	12,661	1,288
Wyndham Worldwide Corp.	22,699	1,208
Wynn Resorts, Ltd.	12,700	1,429
Yum! Brands, Inc.	73,292	4,867

		247,150

Consumer Staples – 10.4%
Altria Group, Inc.	320,199	10,061
Archer-Daniels-Midland Co.	107,324	2,940
Avon Products, Inc.	67,660	972
Beam, Inc.	25,045	1,530
Brown-Forman Corp. Class B	23,482	1,485
Campbell Soup Co.	28,865	1,007
Clorox Co.	20,543	1,504
Coca-Cola Co.	610,822	22,142
Coca-Cola Enterprises, Inc.	40,801	1,295
Colgate-Palmolive Co.	71,401	7,464
ConAgra Foods, Inc.	65,375	1,929
Constellation Brands, Inc. Class A(a)	23,026	815
Costco Wholesale Corp.	68,589	6,775
CVS Caremark Corp.	199,532	9,647
Dean Foods Co.(a)	31,858	526
Dr Pepper Snapple Group, Inc.	34,100	1,507
Estee Lauder Cos., Inc. Class A	38,504	2,305
General Mills, Inc.	103,664	4,189
H.J. Heinz Co.	52,069	3,003
Hormel Foods Corp.	21,200	662
Kellogg Co.	39,035	2,180
Kimberly-Clark Corp.	63,300	5,344
Kraft Foods Group, Inc.	94,769	4,309
Kroger Co.	77,576	2,019
Lorillard, Inc.	20,461	2,387
McCormick & Co., Inc.	20,753	1,318

See Notes to Financial Statements.

7

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2012

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Molson Coors Brewing Co. Class B	25,162	$1,077
Mondelez International, Inc. Class A	284,309	7,241
Monster Beverage Corp.(a)	24,300	1,285
PepsiCo, Inc.	247,554	16,940
Philip Morris International, Inc.	265,999	22,248
Procter & Gamble Co.	433,619	29,438
Reynolds American, Inc.	52,074	2,157
Safeway, Inc.	37,164	672
Sysco Corp.	93,209	2,951
The Hershey Co.	23,482	1,696
The J.M. Smucker Co.	18,060	1,558
Tyson Foods, Inc. Class A	44,235	858
Wal-Mart Stores, Inc.	267,402	18,245
Walgreen Co.	137,218	5,078
Whole Foods Market, Inc.	27,533	2,515

		213,274

Energy – 10.8%
Anadarko Petroleum Corp.	79,126	5,880
Apache Corp.	62,125	4,877
Baker Hughes, Inc.	69,973	2,858
Cabot Oil & Gas Corp.	32,600	1,622
Cameron International Corp.(a)	38,500	2,174
Chesapeake Energy Corp.	83,182	1,382
Chevron Corp.(b)	311,046	33,636
ConocoPhillips	191,330	11,095
Consol Energy, Inc.	34,973	1,123
Denbury Resources, Inc.(a)	61,500	996
Devon Energy Corp.	60,151	3,130
Diamond Offshore Drilling, Inc.	11,500	782
Ensco PLC Class A	36,500	2,164
EOG Resources, Inc.	42,717	5,160
EQT Corp.	23,300	1,374
ExxonMobil Corp.(b)	723,747	62,640
FMC Technologies, Inc.(a)	38,600	1,653
Halliburton Co.	148,634	5,156
Helmerich & Payne, Inc.	16,300	913
Hess Corp.	47,801	2,532
Kinder Morgan, Inc.	101,326	3,580
Marathon Oil Corp.	111,777	3,427
Marathon Petroleum Corp.	54,288	3,420
Murphy Oil Corp.	27,441	1,634
Nabors Industries, Ltd.(a)	48,204	697
National Oilwell Varco, Inc.	67,757	4,631
Newfield Exploration Co.(a)	20,600	552
Noble Corp.	39,400	1,372
Noble Energy, Inc.	27,910	2,840
Occidental Petroleum Corp.	127,044	9,733
Peabody Energy Corp.	44,124	1,174
Phillips 66	99,165	5,266
Pioneer Natural Resources Co.	19,400	2,068
QEP Resources, Inc.	27,068	819
Range Resources Corp.	25,500	1,602
Rowan Cos. PLC Class A(a)	19,620	614
Schlumberger, Ltd.	209,558	14,520
Southwestern Energy Co.(a)	54,600	1,824
Spectra Energy Corp.	104,398	2,858
Tesoro Corp.	23,165	1,020
Valero Energy Corp.	87,909	$2,999
Williams Cos., Inc.	105,468	3,453
WPX Energy, Inc.(a)	30,856	459

		221,709

Financials – 16.3%
ACE, Ltd.	52,700	4,205
AFLAC, Inc.	73,990	3,930
Allstate Corp.	76,406	3,069
American Express Co.	156,564	8,999
American International Group, Inc.(a)	234,433	8,276
American Tower Corp. REIT	62,800	4,853
Ameriprise Financial, Inc.	34,007	2,130
Aon PLC	51,247	2,849
Apartment Investment & Management Co. Class A	22,952	621
Assurant, Inc.	14,131	490
AvalonBay Communities, Inc.	17,798	2,413
Bank of America Corp.	1,714,371	19,887
BB&T Corp.	111,970	3,259
Berkshire Hathaway, Inc. Class B(a)	289,503	25,968
BlackRock, Inc.	20,434	4,224
Boston Properties, Inc.	23,867	2,525
Capital One Financial Corp.	92,963	5,385
CBRE Group, Inc.(a)	49,575	987
Charles Schwab Corp.	175,293	2,517
Chubb Corp.	43,175	3,252
Cincinnati Financial Corp.	20,814	815
Citigroup, Inc.	463,320	18,329
CME Group, Inc.	48,955	2,483
Comerica, Inc.	32,144	975
DDR Corp. REIT	1,532	24
Discover Financial Services	83,105	3,204
E*Trade Financial Corp.(a)	35,531	318
Equity Residential	51,157	2,899
Fifth Third Bancorp	147,916	2,247
First Horizon National Corp.	43,755	434
Franklin Resources, Inc.	22,380	2,813
Genworth Financial, Inc. Class A(a)	72,151	542
Goldman Sachs Group, Inc.	70,534	8,997
Hartford Financial Services Group, Inc.	70,197	1,575
HCP, Inc.	73,400	3,316
Health Care REIT, Inc.	40,700	2,495
Hudson City Bancorp, Inc.	76,692	624
Huntington Bancshares, Inc.	141,956	907
IntercontinentalExchange, Inc.(a)	11,980	1,483
Invesco, Ltd.	72,200	1,884
J.P. Morgan Chase & Co.	604,015	26,559
KeyCorp	148,675	1,252
Kimco Realty Corp.	62,669	1,211
Legg Mason, Inc.	18,042	464
Leucadia National Corp.	29,736	707
Lincoln National Corp.	46,592	1,207
Loews Corp.	51,131	2,084
M&T Bank Corp.	18,737	1,845
Marsh & McLennan Cos., Inc.	88,553	3,052
Mastercard, Inc. Class A	16,800	8,254
MetLife, Inc.	168,196	5,540
Moody’s Corp.	30,266	1,523

See Notes to Financial Statements.

8

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2012

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Financials – (continued)
Morgan Stanley	221,530	$4,236
NASDAQ OMX Group, Inc.	18,400	460
Northern Trust Corp.	32,506	1,631
NYSE Euronext	40,200	1,268
Paychex, Inc.	50,738	1,580
People’s United Financial, Inc.	57,000	689
PNC Financial Services Group, Inc.	84,717	4,940
Principal Financial Group, Inc.	39,991	1,141
Progressive Corp.	84,501	1,783
ProLogis, Inc.	72,299	2,638
Prudential Financial, Inc.	74,339	3,965
Public Storage, Inc.	23,087	3,347
Regions Financial Corp.	218,789	1,558
Simon Property Group, Inc.	48,815	7,717
SLM Corp.	77,454	1,327
State Street Corp.(c)	72,725	3,419
SunTrust Banks, Inc.	86,518	2,453
T. Rowe Price Group, Inc.	40,075	2,610
The Bank of New York Mellon Corp.	188,685	4,849
Torchmark Corp.	14,931	771
Total System Services, Inc.	26,575	569
Travelers Cos., Inc.	61,604	4,424
U.S. Bancorp	300,952	9,612
Unum Group	46,829	975
Ventas, Inc.	47,300	3,061
Visa, Inc. Class A	82,400	12,490
Vornado Realty Trust	25,514	2,043
Wells Fargo & Co.	775,449	26,505
Western Union Co.	98,485	1,340
XL Group PLC	50,268	1,260
Zions Bancorp.	30,453	652

		335,214

Health Care – 11.6%
Abbott Laboratories	251,206	16,454
Aetna, Inc.	54,750	2,535
Alexion Pharmaceuticals, Inc.(a)	30,400	2,852
Allergan, Inc.	49,192	4,512
AmerisourceBergen Corp.	34,986	1,511
Amgen, Inc.	121,445	10,483
Baxter International, Inc.	87,561	5,837
Becton Dickinson and Co.	31,997	2,502
Biogen Idec, Inc.(a)	37,731	5,534
Boston Scientific Corp.(a)	219,034	1,255
Bristol-Myers Squibb Co.	263,016	8,572
C.R. Bard, Inc.	11,997	1,173
Cardinal Health, Inc.	53,957	2,222
CareFusion Corp.(a)	33,878	968
Celgene Corp.(a)	67,118	5,284
Cerner Corp.(a)	23,000	1,786
CIGNA Corp.	45,996	2,459
Coventry Health Care, Inc.	21,903	982
Covidien PLC	76,800	4,434
DaVita, Inc.(a)	12,300	1,359
Dentsply International, Inc.	23,300	923
Edwards Lifesciences Corp.(a)	19,000	1,713
Eli Lilly & Co.	159,675	7,875
Express Scripts Holding Co.(a)	129,914	7,015
Forest Laboratories, Inc.(a)	37,402	$1,321
Gilead Sciences, Inc.(a)	120,999	8,887
Hospira, Inc.(a)	25,303	790
Humana, Inc.	26,207	1,799
Intuitive Surgical, Inc.(a)	6,300	3,089
Johnson & Johnson	439,549	30,812
Laboratory Corp. of America Holdings(a)	15,422	1,336
Life Technologies Corp.(a)	27,887	1,369
McKesson Corp.	37,255	3,612
Mead Johnson Nutrition Co.	32,618	2,149
Medtronic, Inc.	159,778	6,554
Merck & Co., Inc.	480,370	19,666
Mylan, Inc.(a)	63,209	1,737
Patterson Cos., Inc.	12,894	441
Perrigo Co.	14,400	1,498
Pfizer, Inc.	1,167,611	29,284
Quest Diagnostics, Inc.	25,600	1,492
St. Jude Medical, Inc.	50,326	1,819
Stryker Corp.	46,289	2,538
Tenet Healthcare Corp.(a)	18,342	596
UnitedHealth Group, Inc.	161,796	8,776
Varian Medical Systems, Inc.(a)	18,060	1,269
Watson Pharmaceuticals, Inc.(a)	20,946	1,801
WellPoint, Inc.	47,738	2,908
Zimmer Holdings, Inc.	28,252	1,883

		237,666

Industrials – 10.1%
3M Co.	99,672	9,255
ADT Corp.	36,250	1,685
Amphenol Corp. Class A	26,100	1,689
Avery Dennison Corp.	15,388	537
Boeing Co.	105,888	7,980
Caterpillar, Inc.	103,679	9,288
CH Robinson Worldwide, Inc.	25,861	1,635
Cintas Corp.	17,588	719
CSX Corp.	168,914	3,333
Cummins, Inc.	28,358	3,073
Danaher Corp.	93,572	5,231
Deere & Co.	62,737	5,422
Dover Corp.	29,995	1,971
Eaton Corp. PLC	71,424	3,871
Emerson Electric Co.	115,548	6,119
Equifax, Inc.	19,983	1,081
Expeditors International Washington, Inc.	34,020	1,345
Fastenal Co.	40,300	1,882
FedEx Corp.	46,800	4,293
First Solar, Inc.(a)	8,070	249
Flir Systems, Inc.	23,500	524
Flowserve Corp.	8,400	1,233
Fluor Corp.	26,960	1,584
Fortune Brands Home & Security, Inc.(a)	1,145	33
General Dynamics Corp.	53,161	3,682
General Electric Co.	1,663,433	34,915
Honeywell International, Inc.	122,081	7,748
Illinois Tool Works, Inc.	69,071	4,200
Ingersoll-Rand PLC	43,300	2,077

See Notes to Financial Statements.

9

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2012

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Industrials – (continued)
Iron Mountain, Inc.	24,010	$746
Jacobs Engineering Group, Inc.(a)	20,400	868
Joy Global, Inc.	17,200	1,097
L-3 Communications Holdings, Inc.	15,703	1,203
Leggett & Platt, Inc.	20,398	555
Lockheed Martin Corp.	43,152	3,983
Masco Corp.	57,123	952
Norfolk Southern Corp.	50,855	3,145
Northrop Grumman Corp.	39,511	2,670
PACCAR, Inc.	56,774	2,567
Pall Corp.	18,609	1,121
Parker Hannifin Corp.	23,903	2,033
Pentair, Ltd.	33,495	1,646
Pitney Bowes, Inc.	29,727	316
Precision Castparts Corp.	23,007	4,358
Quanta Services, Inc.(a)	35,000	955
Raytheon Co.	52,982	3,050
Republic Services, Inc.	50,103	1,470
Robert Half International, Inc.	23,540	749
Rockwell Automation, Inc.	22,505	1,890
Rockwell Collins, Inc.	22,531	1,311
Roper Industries, Inc.	16,100	1,795
Ryder System, Inc.	7,921	395
Southwest Airlines Co.	114,186	1,169
Stericycle, Inc.(a)	14,100	1,315
Textron, Inc.	44,839	1,112
Thermo Fisher Scientific, Inc.	58,124	3,707
Tyco International, Ltd.	72,500	2,121
Union Pacific Corp.	74,268	9,337
United Parcel Service, Inc. Class B	112,546	8,298
United Technologies Corp.	132,078	10,832
W.W. Grainger, Inc.	9,669	1,957
Waste Management, Inc.	68,239	2,302
Xylem, Inc.	28,692	778

		208,457

Information Technology – 17.2%
Accenture PLC Class A	101,500	6,750
Adobe Systems, Inc.(a)	77,957	2,937
Advanced Micro Devices, Inc.(a)	84,086	202
Agilent Technologies, Inc.	54,968	2,250
Akamai Technologies, Inc.(a)	27,324	1,118
Altera Corp.	50,554	1,741
Analog Devices, Inc.	47,269	1,988
AOL, Inc.(a)(d)	1	—
Apple, Inc.	149,384	79,626
Applied Materials, Inc.	185,707	2,125
Autodesk, Inc.(a)	36,476	1,289
Automatic Data Processing, Inc.	75,317	4,294
BMC Software, Inc.(a)	22,421	889
Broadcom Corp. Class A(a)	82,359	2,735
CA, Inc.	56,999	1,253
Cisco Systems, Inc.	835,919	16,426
Citrix Systems, Inc.(a)	29,667	1,951
Cognizant Technology Solutions Corp. Class A(a)	47,784	3,538
Computer Sciences Corp.	23,144	927
Corning, Inc.	238,976	3,016
Dell, Inc.	236,250	$2,393
Dun & Bradstreet Corp.	7,100	558
Electronic Arts, Inc.(a)	50,400	732
EMC Corp.(a)	334,284	8,457
F5 Networks, Inc.(a)	12,200	1,185
Fidelity National Information Services, Inc.	41,377	1,440
Fiserv, Inc.(a)	21,052	1,664
Google, Inc. Class A(a)	42,190	29,928
Harris Corp.	18,600	911
Hewlett-Packard Co.	312,916	4,459
Intel Corp.	795,756	16,417
International Business Machines Corp.	168,442	32,265
Intuit, Inc.	42,163	2,509
Jabil Circuit, Inc.	27,551	532
Juniper Networks, Inc.(a)	84,393	1,660
KLA-Tencor Corp.	27,005	1,290
Lam Research Corp.(a)	25,858	934
Linear Technology Corp.	35,263	1,210
LSI Corp.(a)	89,162	631
Microchip Technology, Inc.	29,389	958
Micron Technology, Inc.(a)	160,962	1,022
Microsoft Corp.(b)	1,201,435	32,114
Molex, Inc.	23,205	634
Motorola Solutions, Inc.	45,952	2,559
NetApp, Inc.(a)	57,357	1,924
NVIDIA Corp.	99,956	1,229
Oracle Corp.	595,662	19,848
PerkinElmer, Inc.	19,218	610
QUALCOMM, Inc.	271,011	16,808
Red Hat, Inc.(a)	29,800	1,578
SAIC, Inc.	42,900	486
Salesforce.com, Inc.(a)	20,500	3,446
SanDisk Corp.(a)	38,367	1,671
Seagate Technology PLC	54,800	1,670
Symantec Corp.(a)	109,963	2,068
TE Connectivity, Ltd.	67,300	2,498
Teradata Corp.(a)	27,720	1,716
Teradyne, Inc.(a)	28,149	475
Texas Instruments, Inc.	181,899	5,628
VeriSign, Inc.(a)	24,721	960
Waters Corp.(a)	13,765	1,199
Western Digital Corp.	32,400	1,377
Xerox Corp.	209,101	1,426
Xilinx, Inc.	42,502	1,526
Yahoo!, Inc.(a)	167,019	3,324

		352,984

Materials – 3.7%
Air Products & Chemicals, Inc.	33,209	2,790
Airgas, Inc.	11,600	1,059
Alcoa, Inc.	169,749	1,473
Allegheny Technologies, Inc.	17,228	523
Ball Corp.	25,024	1,120
Bemis Co., Inc.	17,462	584
CF Industries Holdings, Inc.	9,450	1,920
Cliffs Natural Resources, Inc.	22,200	856
Dow Chemical Co.	189,628	6,129
E.I. du Pont de Nemours & Co.	148,112	6,661

See Notes to Financial Statements.

10

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2012

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Materials – (continued)
Eastman Chemical Co.	23,708	$1,613
Ecolab, Inc.	42,166	3,032
FMC Corp.	21,400	1,252
Freeport-McMoRan Copper & Gold, Inc. Class B	152,104	5,202
International Flavors & Fragrances, Inc.	13,031	867
International Paper Co.	71,411	2,845
LyondellBasell Industries NV	59,400	3,391
MeadWestvaco Corp.	26,720	852
Monsanto Co.	85,355	8,079
Mosaic Co.	41,900	2,373
Newmont Mining Corp.	78,406	3,641
Nucor Corp.	49,654	2,144
Owens-Illinois, Inc.(a)	24,000	510
Plum Creek Timber Co., Inc.	25,311	1,123
PPG Industries, Inc.	24,271	3,285
Praxair, Inc.	46,511	5,091
Sealed Air Corp.	28,792	504
Sherwin-Williams Co.	13,696	2,107
Sigma-Aldrich Corp.	19,134	1,408
United States Steel Corp.	21,478	513
Vulcan Materials Co.	21,361	1,112
Weyerhaeuser Co.	87,474	2,433

		76,492

Telecommunication Services – 3.0%
AT&T, Inc.	900,850	30,368
CenturyLink, Inc.	99,565	3,895
Crown Castle International Corp.(a)	46,900	3,384
Frontier Communications Corp.	165,844	710
JDS Uniphase Corp.(a)	32,523	440
MetroPCS Communications, Inc.(a)	52,500	522
Sprint Nextel Corp.(a)	479,365	2,718
Verizon Communications, Inc.	449,166	19,435
Windstream Corp.	99,213	822

		62,294

Utilities – 3.4%
AES Corp.	103,195	1,104
AGL Resources, Inc.	18,100	723
Ameren Corp.	37,560	1,154
American Electric Power Co., Inc.	76,652	3,272
CenterPoint Energy, Inc.	66,311	1,276
CMS Energy Corp.	42,056	1,025
Consolidated Edison, Inc.	47,252	2,624
Dominion Resources, Inc.	90,862	4,707
DTE Energy Co.	27,484	1,650
Duke Energy Corp.	112,783	7,196
Edison International	53,219	2,405
Entergy Corp.	27,698	1,766
Exelon Corp.	136,543	4,061
FirstEnergy Corp.	68,122	2,845
Integrys Energy Group, Inc.	11,616	607
NextEra Energy, Inc.	67,721	4,686
NiSource, Inc.	45,982	1,144
Northeast Utilities	50,060	1,956
NRG Energy, Inc.	49,000	1,127
Oneok, Inc.	32,200	$1,377
Pepco Holdings, Inc.	34,700	680
PG&E Corp.	66,926	2,689
Pinnacle West Capital Corp.	17,860	910
PPL Corp.	92,275	2,642
Public Service Enterprise Group, Inc.	80,924	2,476
SCANA Corp.	21,000	958
Sempra Energy	35,286	2,503
Southern Co.	139,943	5,991
TECO Energy, Inc.	34,951	586
Wisconsin Energy Corp.	38,100	1,404
Xcel Energy, Inc.	75,951	2,029

		69,573

TOTAL COMMON STOCKS (Cost $1,184,487)		2,024,813

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.1%
U.S. Treasury Bill(b)(e)(f) 0.08% due 01/03/13	$400,000	400
U.S. Treasury Bill(b)(e)(f) 0.09% due 02/07/13	610,000	610
U.S. Treasury Bill(b)(e)(f) 0.01% due 03/07/13	1,150,000	1,150

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,160)		2,160

	Shares
MONEY MARKET FUND – 1.2%
State Street Institutional Liquid Reserves Fund 0.17%(c)(g)	25,053,183	25,053

TOTAL MONEY MARKET FUND (Cost $25,053)		25,053

TOTAL INVESTMENTS(h) – 99.8% (Cost $1,211,700)		2,052,026
Other Assets in Excess of Liabilities – 0.2%		3,215

NET ASSETS – 100.0%		$2,055,241

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs. (Note 2)

(g)	The rate shown is the annualized seven-day yield at period end.

(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

PLC	= Public Limited Company

REIT	= Real Estate Investment Trust

See Notes to Financial Statements.

11

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2012

Schedule of Futures Contracts	Number of Contracts	Notional Value (000)	Unrealized Appreciation (000)
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2013	399	$28,262	$69

Total unrealized appreciation on open futures contracts purchased			$69

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the year ending December 31, 2012 were as follows:

Security Description	Number of shares held at 12/31/11	Shares purchased for the year ended 12/31/12	Shares sold for the year ended 12/31/12	Number of shares held at 12/31/12	Value at 12/31/12 (000)	Income earned for the year ended 12/31/12 (000)	Realized gain on shares sold (000)
State Street Corp.	79,225	5,700	12,200	72,725	$3,419	$71	$19
State Street Institutional Liquid Reserves Fund	–	262,860,342	237,807,159	25,053,183	25,053	46	–

See Notes to Financial Statements.

12

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2012

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,184,257)	$2,023,554
Investments in non-controlled affiliates at market value (identified cost $27,443) (Note 4)	28,472

Total investments at market value (identified cost $1,211,700)	2,052,026
Receivable for investment securities sold	301
Daily variation margin on futures contracts	720
Dividends and interest receivable	2,245

Total assets	2,055,292
Liabilities
Management fees payable (Note 4)	51

Total liabilities	51

Net Assets	$2,055,241

See Notes to Financial Statements.

13

State Street Equity 500 Index Portfolio

Statement of Operations

Year Ended December 31, 2012

(Amounts in thousands)

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $103)	$44,960
Dividend income – non-controlled affiliated issuer	117
Interest	62

Total investment income	45,139

Expenses
Management fees (Note 4)	881

Total expenses	881

Net Investment Income	44,258

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments – unaffiliated issuers	54,491
Investments – non-controlled affiliated issuer	19
Futures contracts	5,272

59,782

Net change in net unrealized appreciation (depreciation) on:
Investments	177,781
Futures contracts	(70)

177,711

Net realized and unrealized gain	237,493

Net Increase in Net Assets Resulting from Operations	$281,751

See Notes to Financial Statements.

14

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$44,258	$38,015
Net realized gain on investments and futures contracts	59,782	68,236
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	177,711	(60,650)

Net increase in net assets from operations	281,751	45,601

Capital Transactions
Contributions	262,982	279,791
Withdrawals	(315,020)	(598,001)

Net decrease in net assets from capital transactions	(52,038)	(318,210)

Net Increase (Decrease) in Net Assets	229,713	(272,609)
Net Assets
Beginning of year	1,825,528	2,098,137

End of year	$2,055,241	$1,825,528

See Notes to Financial Statements.

15

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,055,241	$1,825,528	$2,098,137	$1,893,386	$1,522,208
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.26%	2.04%	1.99%	2.28%	2.30%
Portfolio turnover rate(a)	9%	15%	12%	19%	14%
Total return(b)	15.97%	2.03%	15.08%	26.50%	(37.02)%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

16

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2012

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2012, the following Portfolios were operational: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the

17

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2012

consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS: INVESTMENTS:
Common Stocks	$2,024,813	$—	$—	$2,024,813
U.S. Government Securities	—	2,160	—	2,160
Money Market Fund	25,053	—	—	25,053

TOTAL INVESTMENTS	2,049,866	2,160	—	2,052,026
OTHER ASSETS:
Futures contracts	69	—	—	69

TOTAL ASSETS	$2,049,935	$2,160	$—	$2,052,095

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the year ended December 31, 2012, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

18

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2012

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2012, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2012, the tax cost of investments was $1,211,700,264 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $877,545,005 and $37,219,452 respectively, resulting in net appreciation of $840,325,553 for all securities as computed on a federal income tax basis.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio

19

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2012

through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2012:

Asset Derivatives(1) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$69	$69

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended December 31, 2012, were as follows:

Realized Gain (Loss)(2) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$5,272	$5,272

Change in Appreciation (Depreciation)(3) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$(70)	$(70)

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the year ended December 31, 2012, was $39,836,418.

Use of estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent Events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolio’s financial statements as presented.

3.	Securities Transactions

For the year ended December 31, 2012, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $198,682,282 and $173,603,446, respectively.

20

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2012

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2012 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.	New Accounting Pronouncement

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

21

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2012

In this reporting period the Trust adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (ASC 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure. The guidance clarified that a reporting entity should disclose quantitative information from the observable inputs used in fair value measurement that is categorized within Level 3 of the fair value hierarchy and also required additional disclosure regarding the valuation processes used by the reporting entity. The guidance was effective for annual reporting periods beginning after December 15, 2011. The Trust adopted this guidance for the fiscal year ended December 31, 2012 and determined that the adoption did not have a material impact on its financial statements. Please see note 2 for additional information.

22

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio, a portfolio of State Street Master Funds, at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2013

23

State Street Equity 500 Index Portfolio

General Information

December 31, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 15, 2012 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering renewal of the Advisory Agreement at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 18, 2012 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and investment policies and with applicable laws and

24

State Street Equity 500 Index Portfolio

General Information — (continued)

December 31, 2012 (Unaudited)

Advisory Agreement Renewal — (continued)

regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.95 trillion in assets under management at August 31, 2012, including over $259 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of a variety of index products are exceptional. As discussed more fully below, they also determined that the advisory fee paid by the Portfolio was fair and reasonable and that the Portfolio’s performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees determined, in view of the investment objective of the Portfolio and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolio supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended June 30, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust. They noted that the levels of profitability had tended to increase in recent periods as a number of the Funds and Portfolios had experienced significant growth, and they determined to reconsider again the profitability of these relationships to the Adviser and State Street at the next year’s renewal meeting.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio

25

State Street Equity 500 Index Portfolio

General Information — (continued)

December 31, 2012 (Unaudited)

Advisory Agreement Renewal — (continued)

were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolio, with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolio, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of clients were of doubtful utility for purposes of comparison with those of the Portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

26

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	20	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 –2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010).	20	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 –present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 –1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 –2000).	20	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 –2008).
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 –1999). Mr. Williams retired in 1999.	20	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust (2002 – 2007).

*	The “Fund Complex” consists of ten series of the Trust and ten series of State Street Institutional Investment Trust.

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Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Interested Trustee**
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Interested Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2005 – present); President, SSgA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2006 – present).	170	Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, The Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

*	The “Fund Complex” consists of ten series of the Trust and ten series of State Street Institutional Investment Trust.

**	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management Inc. (June 2012 – present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010 –June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992 – 2012); Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008 –present); Principal, State Street Global Advisors (2005 – 2008 –present).*
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*
Caroline Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present)

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Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)

Jacqueline Angell State Street Bank and Trust Company 20 Churchill Place London E14 5HJ YOB: 1974	Chief Compliance Officer	Term: Indefinite Elected: 04/11	Head of UK Compliance, State Street Bank and Trust Company (July 2012 – present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008 – June 2012); Director of Investment Adviser Oversight, Fidelity Investments (2006 – 2008).
Ryan M. Louvar State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1972	Secretary	Term: Indefinite Elected: 2/12	Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2005 –present).*
Mark E. Tuttle State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present).*
Scott E. Habeeb State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1968	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present).*

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

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Item 2. Code of Ethics.

As of the end of the period, December 31, 2012, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Trust has not made amendments to its Code of Ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2012 and December 31, 2011, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $177,600 and $201,260, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2012 and December 31, 2011, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2012 and December 31, 2011 were $39,578 and $43,950, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2012 and December 31, 2011, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2012 and December 31, 2011, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee were approximately $7,369,600 and $6,643,325, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

“Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2012 and December 31, 2011, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $22,900,000 and $20,700,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2013

By:	/s/ Laura Dell
Laura Dell
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2013